As filed with the Securities and Exchange Commission on December 5, 2003


                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                        Post-Effective Amendment No. 138


                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 139


                                  FORUM FUNDS
                              Two Portland Square
                             Portland, Maine 04101
                                  207-879-1900

                                Leslie K. Klenk
                       Forum Administrative Services, LLC
                              Two Portland Square
                             Portland, Maine 04101

                                   Copies to:

                           Anthony C.J. Nuland, Esq.
                              Seward & Kissel, LLC
                               1200 G Street, NW
                             Washington, D.C. 20005

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

[ ]     immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[ ]     on _________________ pursuant to Rule 485, paragraph (b)(1)
[ ]     60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]     on _________________ pursuant to Rule 485, paragraph (a)(1)
[ ]     75 days after filing pursuant to Rule 485, paragraph (a)(2)
[X]     on December 8, 2003 pursuant to Rule 485, paragraph (a)(2)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of series being registered: Brown Advisory Real Estate Fund.

                                      [B]

                                 BROWN ADVISORY


                                   PROSPECTUS



                                December 5, 2003



                         BROWN ADVISORY REAL ESTATE FUND


                              INSTITUTIONAL SHARES




THE FUND SEEKS A HIGH LEVEL OF CURRENT INCOME AND, SECONDARILY, CAPITAL APPRECIATION.


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR
      COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     [B]
                                                               TABLE OF CONTENTS
BROWN ADVISORY


RISK/RETURN SUMMARY                                                 2
         Investment Objective                                       2
         Principal Investment Strategies                            2
         Principal Risks of Investing in the Fund                   3

PERFORMANCE                                                         5

FEE TABLE                                                           6

MANAGEMENT                                                          8

YOUR ACCOUNT                                                       11
         How to Contact the Fund                                   11
         General Information                                       11
         Buying Shares                                             12
         Selling Shares                                            17
         Exchange Privileges                                       20
         Retirement Accounts                                       21


PORTFOLIO MANAGER'S PAST PERFORMANCE                               22

OTHER INFORMATION                                                  25

FINANCIAL HIGHLIGHTS                                               26

                                                                       [B}
RISK/RETURN SUMMARY
                                                                  BROWN ADVISORY


[CALLOUT BOX: CONCEPTS TO UNDERSTAND

EQUITY AND EQUITY RELATED SECURITIES include common stocks, rights or warrants to purchase common stocks, securities convertible into common stocks and preferred stocks.

REITS are companies that pool investor funds to invest primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if, among other things, it distributes to shareholders substantially all of its taxable income (other than net capital gains) for each taxable year.

EQUITY REIT refers to a REIT that invests the majority of its assets directly in real estate mortgages and derives its income primarily from rent.

MORTGAGE REIT refers to a REIT that invests the majority of its assets in real estate mortgages and derives its income primarily from interest payments.

HYBRID REIT refers to a REIT that combines the characteristics of both Equity REITs and Mortgage REITs.]

INVESTMENT OBJECTIVE

The Fund seeks to produce a high level of current income as its primary objective and achieve capital appreciation as its secondary objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity and equity related securities issued by "real estate companies," such as real estate investment trusts ("REITs") ("80% Policy"). A real estate company is a company that, at the time of the Fund's initial purchase, derives at least 50% of its revenues from the ownership, financing, construction, management or sale of commercial, industrial, or residential real estate or has at least 50% of it assets invested in such real estate.

The Fund must provide shareholders with 60 days prior written notice if it decreases the percentage limitations associated with its 80% Policy.


In seeking its investment objective, the Fund generally focuses its investment on REITs. The Fund anticipates that it will invest primarily in securities issued by "equity REITs" that are expected to have an above-average dividend rate relative to the REITs in the Fund's benchmark. The Fund intends to use these REIT dividends to help the Fund meet its primary investment objective of producing a high level of current income. The Fund may also invest in "mortgage REITs" and "hybrid REITs." In addition to income from rent and interest, REITs may realize capital gains by selling properties or other assets that have appreciated in value.

The Fund may invest up to 20% of its net assets in the investment grade debt securities of issuers, including real estate companies, governmental issuers and corporate issuers.


THE ADVISER'S PROCESS - PURCHASING PORTFOLIO SECURITIES Brown Investment Advisory Incorporated (the "Adviser") uses fundamental real estate analysis and quantitative securities analysis to select investments in real estate companies that the Adviser believes will have favorable dividend yields and whose securities are attractively valued relative to comparable real estate

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BROWN ADVISORY


companies. The Adviser uses the qualitative and quantitative data from its analyses to identify companies that have:
     o    Quality real estate portfolios in markets with some barriers to entry
     o    Attractive lease rollover schedules

     o Conservative financial structures that allow access to the capital markets in good and bad economic periods
     o Dividends that are not only covered by current cash flow, but also have the potential for growth
     o Managements with capability to add value to their real estate portfolios through acquisitions, development, renovations, and financial positioning



THE ADVISER'S PROCESS - SELLING PORTFOLIO SECURITIES The Adviser monitors the companies in the Fund's portfolio to determine if there have been any fundamental changes in the companies. The Adviser may sell a stock or reduce its position in a stock if:
     o The stock has reached its target price level and its present reward/risk ratio is unattractive
     o The stock is close to its target price level and its present reward/risk ratio is unattractive compared to a candidate company or a more attractively valued existing holding
     o The company's fundamentals have deteriorated in a material, long-term manner

TEMPORARY DEFENSIVE POSITION MEASURES In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position and invest, without limitation, in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. While investing for temporary defensive purposes, the Fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

GENERAL RISKS An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund's net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. The market value of the securities in which the Fund invests is based upon the market's perception of value and is not necessarily an objective measure of

                                                                       [B]

                                                                  BROWN ADVISORY

the securities' value. There is no assurance that the Fund will achieve its investment objective, and an investment in the Fund is not by itself a complete or balanced investment program. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

A principal risk of investing in the Fund arises from its equity investments in real estate companies. In general, stock values are affected by activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. In addition, the Fund's portfolio investments are subject to the risks associated with the real estate market. These risks may include:
   o  declines in the value of real estate
   o  risks related to changes in general and local economic conditions
   o  risks related to changes in interest rates
   o  a lack of available mortgage funds or other limits on obtaining capital
   o  overbuilding
   o  extended vacancies of properties
   o  increases in property taxes and operating expenses
   o  changes in zoning laws and regulations
   o  casualty or condemnation losses

The value of the Fund's REIT investments is affected by the factors above, as well as the management skill of the REIT managers. Because REITs have on-going operating fees and expenses, which may include management, operating and administration expenses, REIT shareholders including the Fund will bear a proportionate share of those expenses in addition to the expenses of the Fund.


SMALLER COMPANY RISK Many real estate companies, including the larger REITs in the industry, are small and medium capitalization companies. Investing in such smaller to medium sized companies may pose greater risk than investing in larger, more established companies. Smaller companies may experience larger stock price fluctuations and volatility of their stock due to lower trading volume for the stock, less publicly available information about the company and less liquidity in the market for the stock. The potential for price fluctuations in the stock of a medium capitalization company may be greater than that of a large capitalization company.

     [B]

BROWN ADVISORY

DEBT SECURITIES RISK The Fund may invest a portion of its assets in debt securities, which are subject to interest rate and credit risk. The values of most debt securities fall when interest rates rise; the longer a debt security's maturity and the lower its credit quality, the more its value typically falls in response to an increase in interest rates. The financial condition of an issuer of a security held by the Fund may cause it to default on interest or principal payments due on a security. This risk generally increases as security credit ratings fall.

NON-DIVERSIFIED RISK The Fund is a "non-diversified" mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal law. The Fund is permitted to invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Thus, the Fund may have fewer holdings than other funds. As a result, a decline in the value of those investments would cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:
     o    Are willing to tolerate share price volatility of equity investing
     o    Are pursuing current income and long term growth of capital
     o Are willing to accept higher short-term risk for current income and potential capital appreciation

The Fund may NOT be appropriate for you if you:
     o    Need stability of principal

     o Cannot tolerate the possibility of sharp price swings and market declines
     o Do not want to invest in a concentrated portfolio of real estate companies


PERFORMANCE

Performance information is not provided because the Fund had not commenced operations prior to the date of this Prospectus.

                                                                       [B]
FEE TABLE
                                                                  BROWN ADVISORY

The following tables describe the various fees and expenses that you will pay if you invest in the Fund. Shareholder fees are charges you pay when buying, selling or exchanging shares of the Fund. Operating expenses, which include fees of the Adviser, are paid out of the Fund's assets and are factored into the Fund's share price rather than charged directly to shareholder accounts.


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases (as
a percentage of the offering price)                                      None
Maximum Sales Charge (Load) Imposed on Reinvested
Distributions                                                            None
Maximum Deferred Sales Charge (Load)                                     None
Redemption Fee                                                          1.00%(1)
Exchange Fee                                                            1.00%(1)
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                                          0.75%
Distribution (12b-1) Fees                                                None
Other Expenses (2)                                                       0.56%
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                                  1.31%
Waivers and Reimbursements                                               0.31%
NET ANNUAL FUND OPERATING EXPENSES(3)                                    1.00%

(1) The redemption or exchange of Fund shares will be subject to a redemption or exchange fee of 1.00% of the current net asset value of shares redeemed or exchanged. The redemption or exchange fee, however, will not apply to shares redeemed or exchanged after 180 days from the date of purchase.
(2) Based on annualized estimated amounts for the Fund's fiscal year ending May 31, 2004.
(3) Based on contractual fee waivers and expense reimbursements that may decrease after September 30, 2004.

     [B]

BROWN ADVISORY

EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, you pay the applicable maximum sales charge and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, that the Fund's Total and Net Annual Fund Operating Expenses remain as stated in the above table and that distributions are reinvested. The cost for 1 year takes into account contractual fee waivers and expense reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 YEAR                      3 YEARS
             $102                         $385

                                                                       [B]
MANAGEMENT
                                                                  BROWN ADVISORY


The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and of the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISER


The Fund's Adviser is Brown Investment Advisory Incorporated, 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231. The Adviser is a wholly-owned subsidiary of Brown Investment Advisory & Trust Company, a trust company operating under the laws of Maryland. Brown Investment Advisory & Trust Company is a wholly-owned subsidiary of Brown Capital Holdings Incorporated, a holdings company incorporated under the laws of Maryland in 1998. Prior to 1998, Brown Investment Advisory & Trust Company operated as a subsidiary of Bankers Trust under the name Alex.Brown Capital Advisory & Trust Company. The Adviser and its affiliates have provided investment advisory and management services to clients for over eight years. As of September 1, 2003, the Adviser and its affiliates had approximately $4.1 billion of assets under management. The Adviser receives an advisory fee at an annual rate of 0.75% of the average daily net assets of the Fund.


PORTFOLIO MANAGER


WILLIAM K. MORRILL, a Partner and Senior Real Estate Portfolio Manager of the Adviser, is responsible for the day-to-day management of the Fund. Prior to joining the Adviser in August 2003, Mr. Morrill was a Managing Director and CEO of LaSalle Investment Management (Securities) ("LaSalle") since 1995. He was in charge of the real estate securities program as well as the direct real estate asset management division of LaSalle and its predecessor companies from 1985 and 1987, respectively, through 1993, and the head of LaSalle's direct real estate Investment Committee from 1993 through 1994. Mr. Morrill has over 18 years of real

     [B]

BROWN ADVISORY

estate experience and is a member of the National Association of Real Estate Investment Trusts ("NAREIT") where he was on the Editorial Board for the REIT Report published by NAREIT. He has authored articles on real estate investment trusts in INVESTMENT DECISIONS, REAL ESTATE FINANCE, PENSION WORLD, AND REAL ESTATE ACCOUNTING AND TAXATION. Mr. Morrill holds a B.A. degree from The Johns Hopkins University and an M.B.A. with Distinction from the Harvard Business School.


OTHER SERVICE PROVIDERS


Forum Financial Group, LLC and its affiliates (collectively "Forum") provide services to the Fund. As of September 30, 2003, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $36.2 billion.


Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares.

Forum Administrative Services, LLC provides administrative services to the Fund, Forum Accounting Services, LLC is the Fund's fund accountant, and Forum Shareholder Services, LLC ("Transfer Agent") is the Fund's transfer agent.

FUND EXPENSES


The Fund pays for its own expenses. Expenses of the Fund include the Fund's own expenses as well as Trust expenses that are allocated between the Fund and all other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and reimburse certain expenses of the Fund. Any waiver or expense reimbursement increases the Fund's performance for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

                                                                       [B]

                                                                  BROWN ADVISORY

The Adviser has contractually undertaken to waive its fee and reimburse certain Fund expenses in order to limit the total expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) of the Fund to 1.00% or less of the Fund's average daily net assets through September 30, 2004.

     [B]
                                                                    YOUR ACCOUNT
BROWN ADVISORY


GENERAL INFORMATION


You may purchase or sell (redeem) shares of the Fund class on each weekday that the New York Stock Exchange is open. Under unusual circumstances, the Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

You may purchase or sell (redeem) shares of the Fund at the net asset value of a share ("NAV") next calculated plus any applicable sales charge (or minus any applicable sales charge in the case of redemptions) after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 12 through 21). For instance, if the Transfer Agent receives your purchase request in proper form after 4:00 p.m., Eastern Time, your transaction will be priced at the next business day's NAV. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges, telephone redemption privileges and exchange privileges.

WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, the Fund may accept and process shareholder orders and calculate an NAV when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers. The time at which an NAV is calculated may change in case of an emergency. The NAV of the Fund is determined by taking the market value of the class' total assets, subtracting the its liabilities and then dividing the result (net assets) by


[CALLOUT BOX: HOW TO CONTACT THE FUND

WRITE TO US AT:
  Brown Advisory Funds
  P.O. Box 446
  Portland, Maine 04112

OVERNIGHT ADDRESS:
  Brown Advisory Funds
  Two Portland Square
  Portland, Maine 04101

TELEPHONE US AT:
  (800) 540-6807 (toll free) or
  (207) 879-0001

WIRE INVESTMENTS
(OR ACH PAYMENTS) TO:
  Deutsche Bank Trust Company
  Americas
  New York, New York
  ABA #021001033

  FOR CREDIT TO:
  Forum Shareholder Services, LLC
  Account # 01-465-547
  Brown Advisory Real Estate Fund
  -
  Institutional Shares
  (Your Name)
  (Your Account Number)]

                                                                       [B]

                                                                  BROWN ADVISORY

the number of outstanding shares of the FundThe Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, the Fund values securities at fair value pursuant to procedures adopted by the Board.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal Law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier's check or traveler's check). The Fund does not accept purchases made by credit card check.

     [B]

BROWN ADVISORY

         CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to "Brown Advisory Funds" or to one or more owners of the account and endorsed to "Brown Advisory Funds." For all other accounts, the check must be made payable on its face to "Brown Advisory Funds."

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.

         WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:

                                                       MINIMUM         MINIMUM
                                                       INITIAL        ADDITIONAL
                                                      INVESTMENT      INVESTMENT
INSTITUTIONAL SHARES
  Standard Accounts                                     $5,000            $100
  Traditional and Roth IRAs                             $2,000            $100
  Accounts with Systematic Investment Plans             $2,000            $100

                                                                       [B]

                                                                  BROWN ADVISORY


ACCOUNT REQUIREMENTS


      TYPE OF ACCOUNT                             REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP         o Instructions must be signed by
AND JOINT ACCOUNTS                        all persons required to sign
Individual accounts are owned by          exactly as their names appear on
one person, as are sole                   the account
proprietorship accounts. Joint
accounts have two or more owners
(tenants)

GIFTS OR TRANSFERS TO A MINOR           o Depending on state laws, you
(UGMA, UTMA)                              can set up a custodial account
These custodial accounts provide a        under the UGMA or the
way to give money to a child and          UTMA
obtain tax benefits                     o The custodian must sign
                                          instructions in a manner
                                          indicating custodial capacity

CORPORATIONS/OTHER                      o Submit a certified copy of its
                                          articles of incorporation (or
                                          government-issued business
                                          license or other document
                                          showing the existence of the
                                          entity) and corporate resolution
                                          or secretary's certificate

TRUSTS                                  o The trust must be established
                                          before an account can be
                                          opened
                                        o Provide the first and signature
                                          pages from the trust document
                                          identifying the trustees

     [B]

BROWN ADVISORY

INVESTMENT PROCEDURES


      HOW TO OPEN AN ACCOUNT                   HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                BY CHECK
o Call or write us for an account       o Fill out an investment slip from
  application                             a confirmation or write us a
o Complete the application (and           letter
  other required documents)             o Write your account number on
o Mail us your application (and           your check
  other required documents) and a       o Mail us the slip (or your letter)
  check                                   and the check

BY WIRE                                 BY WIRE
o Call or write us for an account       o Call to notify us of your
  application                             incoming wire
o Complete the application (and         o Instruct your financial institution
  other required documents)               to wire your money to us
o Call us to fax the completed
  application (and other required
  documents) and we will assign
  you an account number
o Mail us your original application
  (and other required documents)
o Instruct your financial institution
  to wire your money to us

BY ACH PAYMENT                          BY SYSTEMATIC INVESTMENT
o Call or write us for an account       o Complete the systematic
  application                             investment section of the
o Complete the application (and           application
  other required documents)             o Attach a voided check to your
o Call us to fax the completed            application
  application (and other required       o Mail us the completed
  documents) and we will assign           application and voided check
  you an account number                 o We will electronically debit your
o Mail us your original application       purchase proceeds from the
  (and other required documents)          financial institution account
o We will electronically debit your       identified on your account
  purchase proceeds from the              application
  financial institution account
  identified on your account
  application

                                                                       [B]

                                                                  BROWN ADVISORY


ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means for you: When you open an account, the Fund will ask for your name, address, date of birth, and other information or documents that will allow us to identify you.

If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the net asset value next calculated after receipt of your application in proper form. The Fund may reject your application under its Anti-Money Laundering Compliance Program. See page 12 for ANTI-MONEY LAUNDERING PROGRAM. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to redeem your investment at the net asset value next determined after the Fund decides to close your account, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes. Proceeds may not be remitted if your account is closed at the request of governmental or law enforcement authorities. See page 12 for ANTI-MONEY LAUNDERING PROGRAM.

In certain instances, a Fund may be required to collect certain documents to fulfill its legal obligation to verify your identity. Documents provided in connection with your application will be used solely to verify your identity, and the Fund shall have no obligation to observe, monitor or enforce the terms of any such document.

     [B]

BROWN ADVISORY


SYSTEMATIC INVESTMENTS You may invest a specified amount of money once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be at least $100.


LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (including two or more substantial redemptions or exchanges out of the Fund followed by substantial repurchases into the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

The Fund processes redemption orders promptly. Under normal circumstances, the Fund will send redemption proceeds to you within a week. If the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT

BY MAIL
o Prepare a written request including:
  o Your name(s) and signature(s)
  o Your account number
  o The Fund name and class
  o The dollar amount or number of shares you want to sell
  o How and where to send the redemption proceeds
o Obtain a signature guarantee (if required)
o Obtain other documentation (if required)
o Mail us your request and documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemptions on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
  o Your account number
  o Exact name(s) in which the account is registered
  o Additional form of identification
o Redemption proceeds will be:
  o Mailed to you OR
  o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
SYSTEMATICALLY
o Complete the systematic withdrawal section of the application
o Attach a voided check to your application
o Mail us the completed application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

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BROWN ADVISORY


TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.


SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Upon request, payments may be sent by check. Systematic withdrawals must be at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders with a signature guarantee for each shareholder for any of the following:
     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address or financial institution account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
     o Adding or changing ACH or wire instructions, telephone redemption or exchange options, or any other election in connection with your account



The Transfer Agent reserves the right to require a signature guarantee(s) on all redemptions.

REDEMPTION FEE If you redeem Institutional Shares within 180 days of purchase, you will be charged a 1.00% redemption fee. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. To calculate redemption fees, the Fund uses the first-in, first-out ("FIFO") method to determine the holding period. Under this method, the date of the redemption is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the fee at any time.


SMALL ACCOUNTS If the value of your account falls below $1,000, the Fund may ask you to increase your balance. If the account value is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value. There are no minimum balance requirements for Qualified Retirement Accounts.

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES


You may exchange Institutional Shares of the Fund for Institutional Shares of any other series of the Trust managed by the Adviser and for certain other mutual funds. For a list of other funds available for exchange, you may call the Transfer Agent. Not all funds or classes available for exchange may be available for purchase in your state. Check with the Transfer Agent regarding funds and classes availability for exchange in your state. An exchange is a sale and purchase of shares and may have tax consequences.

     [B]

BROWN ADVISORY


If you exchange shares within 180 days of purchase, you will be charged a 1.00% exchange fee. To calculate exchange fees, the Fund uses the FIFO method to determine the holding period. Under this method, the date of the exchange is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the fee at any time.


REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                 HOW TO EXCHANGE
BY MAIL
o Prepare a written request including:
  o Your name(s) and signature(s)
  o Your account number
  o The names of each fund (and class) you are exchanging
  o The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o Obtain a signature guarantee, (if required)
o Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
  o Your account number
  o Exact name(s) in which account is registered
  o Additional form of identification

RETIREMENT ACCOUNTS


The Fund offers IRAs, including traditional and Roth IRAs. The Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

                                                                       [B]

PORTFOLIO MANAGER'S
PAST PERFORMANCE
                                                                  BROWN ADVISORY

The performance data set forth below relates to the historical performance of the private accounts managed by the portfolio manager when employed at another investment adviser,* pursuant to the real estate income strategy (the "Composite"), the style used to manage the Fund. The Adviser does not manage registered investment companies with investment objectives and investment policies, strategies and risks substantially similar to those of the Fund.

While the Adviser is primarily responsible for the Fund's performance, the information presented does not represent the past performance of the Fund. If the performance of the Composite had been readjusted to reflect the first year expenses of the Fund, the performance of the Composite would have been lower. You should not consider the performance data as an indication of future performance of the Fund.

All returns presented on the following page were calculated on a total return basis, include the reinvestment of all dividends and interest, and take into account accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the actual investment advisory fees charged, brokerage commissions and execution costs paid by the private accounts included in the Composite, without provision for Federal or state income taxes.



---------------
* As set forth on page 8, Mr. Morrill, the portfolio manager of the Fund, was in charge of the real estate securities program at LaSalle Investment (Securities) and its predecessor companies from July 1985 to July 2003. He held the positions of Chief Executive Officer and a Managing Director of LaSalle Investment Management (Securities) from 1995 through July 2003. At LaSalle, Mr. Morrill also was the head of the investment committee responsible for the management of private accounts with various investment strategies, including the real estate income strategy. The private accounts managed in the real estate income strategy comprise the Composite. Mr. Morrill was responsible for all investment decisions for the private accounts comprised in the Composite.

     [B]

BROWN ADVISORY

The Fund's performance will be calculated using the method required by the U.S. Securities and Exchange Commission, which differs from the method used to calculate the performance of the private accounts. The private accounts are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the private accounts could have been adversely affected (i.e., lower) if the private accounts included in the Composite had been regulated as investment companies under the Federal securities laws.

The following chart and table show the average annual total return of the private accounts for the periods ended March 31, 2003. As described above, the return figures reflect performance based on net operating expenses (i.e., returns are reduced by all fees and transaction costs incurred). It is anticipated that shareholders of the Fund will bear higher fees and expenses than those that were applicable to the private accounts. Data are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund. You should be aware that the use of a methodology different from that used to calculate the performance below could result in different performance data.


REAL ESTATE INCOME COMPOSITE
AVERAGE ANNUAL TOTAL RETURN FOR THE
PERIOD ENDING MARCH 31, 2003

[EDGAR Representation of Bar Chart:
1 Year - 2.20%
Since Inception (April 1, 2001) - 13.31%]

     ANNUAL RETURNS                   REAL ESTATE      NAREIT
     (PERIODS ENDING                     INCOME        EQUITY     S&P 500
     MARCH 31, 2003                   COMPOSITE(1)    INDEX(2)    INDEX(3)
     1 Year                               2.20%        -3.45%      -24.77%
     Since Inception (2001-2003)(4)      13.31%         8.91%      -13.16%

(1) The presentation above describes 13 accounts valued at $5.1 million, as of March 31, 2003. The Composite comprises all discretionary accounts that were managed by the portfolio manager in the real estate income strategy while at LaSalle. There are no accounts excluded from the Composite. Although the private accounts were managed by applying objectives, policies and strategies that are substantially similar to those to be used by the Adviser in connection with the Fund, the Fund may invest in different securities than the private accounts. During the period for which performance is shown, the total assets contained in the accounts were between $250,000 and $5.1 million. The Fund's assets may be substantially greater and the size of the Fund may affect the types of investment it will make. Investors should not assume that they will experience returns in the future, comparable to those shown above.
(2) The NAREIT Equity Index (the "Index") is a commonly used index measuring the performance of all publicly-traded real estate investment trusts that are Equity REITs as determined and complied by the National Association of Real Estate Investment Trusts. The Index is unmanaged, does not include any expenses, taxes, fees or charges and performance is calculated assuming the reinvestment of all distributions. No Index is directly comparable to the Composite or to the Fund. An investor cannot invest directly in the Index. The performance data is set forth solely for the information of the prospective investors in the Fund. The Fund does not restrict its investment to securities included in the Index.
(3) The S&P 500 Index is a market index of common stocks. Like the NAREIT Index, the S&P 500 Index is unmanaged and reflects reinvestment of all dividends paid by the stocks included in the index. Unlike the performance figures for the Composite, the S&P 500 Index's performance does not reflect the effect of expenses.
(4)  Since inception, April 1, 2001.

[B]
                                                               OTHER INFORMATION
BROWN ADVISORY

DISTRIBUTIONS

The Fund distributes its net investment income at least quarterly and net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund generally intends to operate in a manner such that it will not be subject to any Federal income or excise taxes on its net investment income (including short-term capital gains) and net long-term capital gains.

The Fund's distributions of its net investment income (including short-term capital gains) are taxable to you as ordinary income. The Fund's distributions of its net long-term capital gain income are taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Distributions may also be subject to certain state and local taxes.

Some of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met. The Fund's distributions or dividends that it receives from REITs generally do not constitute "qualified dividend income".

Distributions made by the Fund may also include nontaxable returns of capital. Return of capital distributions reduces your tax basis in your Fund shares and is treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

                                                                       [B]

                                                                  BROWN ADVISORY

If you buy shares of the Fund shortly before the Fund makes a distribution, a portion of the distribution you receive may be taxable to you even though it represents a portion of the purchase price you paid for the shares.

Your sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transaction equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be a capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as a long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange.

The Fund will send you information about the income tax status of the Fund's distributions paid during the year shortly after December 31 of each year.

The REITs in which the Fund invests may not provide complete tax information to the Fund until after the calendar year end. As a result, it may be necessary for the Fund to request permission to extend the deadline for the issuance of a Form 1099-DIV until after January 31 or to issue a revised Form 1099-DIV after January 31.

For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware business trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

FINANCIAL HIGHLIGHTS

Financial highlights are not provided because the Fund had not commenced operations prior to the date of this Prospectus.

     [B]

BROWN ADVISORY

NOTES

                                                                       [B]

                                                                  BROWN ADVISORY

NOTES

                                      [B]

                                 BROWN ADVISORY


                         BROWN ADVISORY REAL ESTATE FUND

FOR MORE INFORMATION

                           ANNUAL/SEMI-ANNUAL REPORTS
Additional information about the Fund's investments will be available in the Fund's annual/semi-annual reports (when available) to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last year.

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

                               CONTACTING THE FUND
You can get free copies of the annual/semi-annual reports (when available) and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:


                              Brown Advisory Funds
                                  P.O. Box 446
                              Portland, Maine 04112
                           (800) 540-6807 (toll free)

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
You can also review the Fund's annual/semi-annual reports, the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee, by emailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

Free copies of the reports and SAI are available from the SEC's Web site at www.sec.gov.

                    Investment Company Act File No. 811-3023

[LOGO]                                  STATEMENT OF ADDITIONAL INFORMATION
FORUM                                  -----------------------------------------
FUNDS


                                        December 5, 2003


INVESTMENT ADVISER:                     BROWN ADVISORY
                                        REAL ESTATE FUND
Brown Investment Advisory
Incorporated
Furness House
19 South Street
Baltimore, Maryland  21202

ACCOUNT INFORMATION AND
SHAREHOLDER SERVICES:

Forum Shareholder Services, LLC
P.O. Box 446
Portland, Maine 04112
(800) 540-6807
(207) 879-0001



This Statement of Additional Information ("SAI") supplements the Prospectus dated December 5, 2003, as may be amended from time to time, offering Institutional Shares of Brown Advisory Real Estate Fund, a series of Forum Funds, a registered, open-end management investment company. This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


GLOSSARY.......................................................................1

INVESTMENT POLICIES AND RISKS..................................................2

INVESTMENT LIMITATIONS.........................................................6

PERFORMANCE DATA AND ADVERTISING...............................................8

MANAGEMENT....................................................................12

PORTFOLIO TRANSACTIONS........................................................20

PURCHASE AND REDEMPTION INFORMATION...........................................22

TAXATION......................................................................24

OTHER MATTERS.................................................................27

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS...............................A-1

APPENDIX B - MISCELLANEOUS TABLES............................................B-1

APPENDIX C - PERFORMANCE DATA................................................C-1

APPENDIX D - PROXY VOTING PROCEDURES.........................................D-1

GLOSSARY
--------------------------------------------------------------------------------

As used in this SAI, the following terms have the meanings listed.

     "Adviser" means Brown Investment Advisory Incorporated.

     "Board" means the Board of Trustees of the Trust.

     "CFTC" means Commodities Future Trading Commission.

     "Code" means the Internal Revenue Code of 1986, as amended.

     "Custodian" means the custodian of the Fund's assets.

     "FAcS" means Forum Accounting Services, LLC, the fund accountant of the Fund.

     "FAdS" means Forum Administrative Services, LLC, the administrator of the Fund.

     "FFS" means Forum Fund Services, LLC, the distributor of the Fund's shares.


     "Fitch" means Fitch Ratings.


     "FSS" means Forum Shareholder Services, LLC, the transfer agent of the Fund.

     "Fund" means Brown Advisory Real Estate Fund.

     "IRS" means Internal Revenue Service.

     "Moody's" means Moody's Investors Service.

     "NAV" means net asset value per share.

     "NRSRO" means a nationally recognized statistical rating organization.

     "SAI" means Statement of Additional Information.

     "SEC" means the U.S. Securities and Exchange Commission.

     "S&P" means Standard & Poor's Corporation, a division of the McGraw Hill Companies.

     "Trust" means Forum Funds.

     "U.S." means United States.

     "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     "1933 Act" means the Securities Act of 1933, as amended.

     "1940 Act" means the Investment Company Act of 1940, as amended.

INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

The Fund is a series of the Trust. The Fund is non-diversified and concentrates its investment in the real estate industry. This section discusses in greater detail than the Fund's Prospectus certain investments that the Fund can make.

1.       COMMON AND PREFERRED STOCK

A.       GENERAL

The Fund may invest in common and preferred stock. Common stock represents an equity (ownership) interest in a company, usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

B.       RISKS

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

2.       SECURITY RATINGS INFORMATION

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

3.       CONVERTIBLE SECURITIES

A.       GENERAL

The Fund may invest in convertible securities. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities rank senior to common stock in a company's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

B.       RISKS

Investments in convertible securities generally entail less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

4.       WARRANTS

A.       GENERAL

The Fund may invest in warrants. Warrants are securities, typically issued with preferred stock or bonds that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

B.       RISKS

Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

5.       LEVERAGE TRANSACTIONS

A.       GENERAL

The Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to the Fund through an investment technique is used to make additional Fund investments. Lending portfolio securities and entering into purchasing securities on a when-issued, delayed delivery or forward commitment basis are transactions that result in leverage. The Fund uses these investment techniques only when the Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide investors a potentially higher return.

B.       WHEN-ISSUED SECURITIES AND FORWARD COMMITMENT

The Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs 15-45 days after the transaction. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

The Fund will not enter into a when-issued or forward commitment if, as a result, more than 25% of the Fund's total assets would be committed to such transactions.

C.       RISKS

Leverage creates the risk of magnified capital losses. Losses incurred by the Fund may be magnified by borrowings and other liabilities that exceed the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the net asset value of the Fund's securities and the relatively greater effect on the net asset value of the securities caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

SEGREGATED ACCOUNTS. In order to attempt to reduce the risks involved in various transactions involving leverage, the Fund's custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions.

6.       BORROWING

A.       GENERAL

The Fund may borrow money from a bank in amounts up to 33 1/3% of the Fund's total assets. The Fund will generally borrow money to increase its returns. Typically, if a security purchased with borrowed funds increases in value, the Fund may sell the security, repay the loan and secure a profit.

B.       RISKS

Borrowing creates the risk of magnified capital losses. If the Fund buys securities with borrowed funds and the value of the securities declines, the Fund may be required to provide the lender with additional funds or liquidate its position in these securities to continue to secure or repay the loan. The Fund may also be obligated to liquidate other portfolio positions at an inappropriate time in order to pay off the loan or any interest payments associated with the loan. To the extent that the interest expense involved in a borrowing transaction approaches the net return on the Fund's investment portfolio, the benefit of borrowing will be reduced, and, if the interest expense is incurred as a result of borrowing were to exceed the net return to investors, the Fund's use of borrowing would result in a lower rate of return than if the Fund did not borrow. The size of any loss incurred by the Fund due to borrowing will depend on the amount borrowed. The greater the percentage borrowed the greater potential of gain or loss to the Fund.


7.       ILLIQUID AND RESTRICTED SECURITIES

A.       GENERAL

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

B.       RISKS

Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

C.       DETERMINATION OF LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

8.       TEMPORARY DEFENSIVE POSITION

The Fund may invest in prime quality money market instruments, pending investment of cash balances. The Fund may also assume a temporary defensive position and may invest without limit in prime quality money market instruments. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include short-term U.S. Government Securities, commercial paper, bankers' acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.

9.      CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. The Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

For purposes of all investment policies of the Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund and the Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval.

1.       FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations, that cannot be changed by the Board without shareholder approval. The Fund may not:

A.       BORROWING MONEY

Borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets.

B.       CONCENTRATION

Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry, except that the Fund will invest at least 25% of the value of its total assets in securities of issuers principally engaged in the real estate industry (in which the Fund intends to concentrate). For purposes of this limitation, there is no limit on investments in U.S. Government Securities and repurchase agreements covering U.S. Government Securities. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

C.       NON-DIVERSIFICATION

Purchase a security (other than a U.S. Government Security or security of an investment company) if, as a result: (1) with respect to 50% of the Fund's total assets, more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (2) with respect to 50% of the Fund's total assets, the Fund would own more than 10% of the outstanding voting securities of any single issuer; or (3) with respect to 100% of the Fund's assets more than 25% of the Fund's total assets would be invested in the securities of any single issuer.

D.       UNDERWRITING ACTIVITIES

Underwrite securities issued by other persons except, to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

E.       MAKING LOANS

Make loans to other parties, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom that may be granted by the SEC. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

F.       PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate, except that the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or (ii) securities of issues that deal in real estate or are engaged in the real estate business, including real estate investment trusts. The Fund may hold real estate and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund's ownership of such securities.

G.       PURCHASES AND SALES OF COMMODITIES

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

H.       ISSUANCE OF SENIOR SECURITIES

Issue senior securities except pursuant to Section 18 of the 1940 Act.

2.       NON-FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations that may be changed by the Board without shareholder approval. The Fund may not:

A.       SECURITIES OF INVESTMENT COMPANIES

Invest in the securities of any investment company except to the extent permitted by the 1940 Act.

B.       SHORT SALES

Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

C.       ILLIQUID SECURITIES

Invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

D.       PURCHASES ON MARGIN

Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

E.       BORROWING

Purchase or otherwise acquire any security if, the total of borrowings would exceed 5% of the value of its total assets.

F.       EXERCISING CONTROL OF ISSUERS

Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

PERFORMANCE DATA AND ADVERTISING
--------------------------------------------------------------------------------

1.       PERFORMANCE DATA


The Fund may quote  performance  in various ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

The Fund may compare any of its performance information with:


     o Data published by independent evaluators such as Morningstar, Inc., Lipper, Inc., iMoneyNet, Inc. (IBC Financial Data, Inc.), CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies");

     o    The performance of other mutual funds; or

     o The performance of recognized stock, bond and other indices, including but not limited to the NAREIT Composite REIT Index, NAREIT Equity REIT Index, Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley Capital International - Europe, Australasia and Far East Index, the Dow Jones Industrial Average, the Salomon Smith Barney Indices, the Lehman Bond Indices, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph or similar illustration.


Indices are not used in the management of the Fund but rather are standards by which the Fund's Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

The Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The performance of the Fund will fluctuate in response to market conditions and other factors.


2.       PERFORMANCE CALCULATIONS


The performance of the Fund may be quoted in terms of total return. Tables 1 through 3 in Appendix C include performance information for the Fund.


3.       TOTAL RETURN CALCULATIONS


The total return of the Fund shows the Fund's overall change in value, including changes in share price, and assumes all of the Fund's distributions are reinvested.

Total return figures are based on amounts invested in the Fund net of sales charges that may be paid by an investor. A computation of total return that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges.


A.       AVERAGE ANNUAL TOTAL RETURN


Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total return, the Fund: (1) determines the growth or decline in value of a hypothetical historical investment in the Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return before taxes on distributions and the sale of shares of the Fund is calculated according to the following formula:


         P(1+T)n = ERV

         Where:
                  P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Average annual total return, after taxes on distributions, but before taxes on the sale of shares of a Fund, is calculated according to the following formula:

         P (1 + T)n  =  ATV[D]

         Where:
                  P =               hypothetical initial payment of $1,000;
                  T =               average annual total return (after taxes on distributions);
                  n =               period covered by the computation, expressed in years.
                  ATV[D] =          ending value of a hypothetical $1,000 payment made at the beginning of the 1-,
                                    5- or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

The Fund calculates taxes due on any distributions using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions
(e.g., ordinary income rate for ordinary income distributions, ordinary income tax rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of each distribution will be as specified by the Fund on the dividend declaration date, unless adjusted to reflect subsequent re-characterizations of distributions. Distributions are adjusted to reflect the federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Note that the required tax rates may vary over the measurement period.


Average annual total return, after taxes on distributions and the sale of shares of the Fund, is calculated according to the following formula:


         P (1 + T)n  =  ATV[DR]

         Where:
                  P =               hypothetical initial payment of $1,000;
                  T =               average annual total return (after taxes on distributions and sale of Fund shares);
                  n =               period covered by the computation, expressed in years.
                  ATV[DR] =         ending value of a hypothetical $1,000 payment made at the beginning of the 1-,
                                    5- or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions and sale of Fund shares.


The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and for shares acquired through reinvested dividends. The
Fund does not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial
$1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.


The Fund calculates capital gain taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The Fund assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.


                                       9



Because average annual total returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.


B.       OTHER MEASURES OF TOTAL RETURN


Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods. For instance, a fund may quote unaveraged or cumulative total returns, which reflect the fund's performance over a stated period of time. Moreover, total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.


Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration a fund's front-end sales charge or contingent deferred sales charges.

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT       =        period total return
                  The other definitions are the same as in average annual total return above

4.       OTHER MATTERS

The Fund may also include a variety of information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's investment adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in a class over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the NAV, net assets or number of shareholders of the Fund or class as of one or more dates; and (10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies and the manner of calculating and reporting performance.


As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of the Fund's performance.

The Fund may advertise information regarding the effects of systematic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in the Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:


                         SYSTEMATIC                                SHARE                            SHARES PURCHASED
       PERIOD            INVESTMENT                                PRICE
         1                  $100                                    $10                                   10.00
         2                  $100                                    $12                                   8.33
         3                  $100                                    $15                                   6.67
         4                  $100                                    $20                                   5.00
         5                  $100                                    $18                                   5.56
         6                  $100                                    $16                                   6.25
                      ------------------                     ------------------                     ------------------
     Total Invested:        $600             Average Price:       $15.17             Total Shares:        41.81

In connection with its advertisements, the Fund may provide "shareholder's letters" which serves to provide shareholders or investors with an introduction into the Fund's, the Trust's or any of the Trust's service providers' policies or business practices.

MANAGEMENT
--------------------------------------------------------------------------------

1.       TRUSTEES AND OFFICERS

The Trustees and officers are responsible for managing the Fund's affairs and for exercising the Fund's powers except those reserved for the shareholders and those assigned to the Adviser or other service providers. The names of the Trustees and officers of the Trust, their position with the Trust, address, length of service to the Trust, date of birth and principal occupations during the past five years are set forth below. The table also includes information concerning the number of portfolios overseen by each Trustee within the same fund complex, which includes three other investment companies for which Forum Financial Group, LLC provides services, as well as information regarding other trusteeships/directorships held by each Trustee.

----------------------------- ----------- ------------- ---------------------------------- --------------- ----------------
                                                                                             NUMBER OF
                                                                                             PORTFOLIOS
                                                                                              IN FUND           OTHER
                               POSITION    LENGTH OF         PRINCIPAL OCCUPATION(S)          COMPLEX       TRUSTEESHIPS
           NAME,               WITH THE       TIME                   DURING                   OVERSEEN         HELD BY
      AGE AND ADDRESS           TRUST      SERVED(2)              PAST 5 YEARS               BY TRUSTEE       TRUSTEES
----------------------------- ----------- ------------- ---------------------------------- --------------- ----------------
INTERESTED TRUSTEES
----------------------------- ----------- ------------- ---------------------------------- --------------- ----------------
John Y. Keffer (1)            Chairman    1989-         Member and Director, Forum               26           Chairman/
Born:  July 15, 1942          President   Present       Financial Group, LLC (a mutual                        President,
Two Portland Square                                     fund services holding company)                         Monarch
Portland, ME 04101                                                                                              Funds
                                                        Director, various affiliates of
                                                        Forum Financial Group,
                                                        LLC including Forum Fund
                                                        Services, LLC (Trust's
                                                        underwriter)

                                                        Chairman/President of
                                                        two other investment
                                                        companies within the
                                                        fund complex
----------------------------- ----------- ------------- ---------------------------------- --------------- ----------------



----------------------------- ----------- ------------- ---------------------------------- --------------- ----------------
                                                                                             NUMBER OF
                                                                                             PORTFOLIOS
                                                                                              IN FUND           OTHER
                               POSITION    LENGTH OF         PRINCIPAL OCCUPATION(S)          COMPLEX       TRUSTEESHIPS
           NAME,               WITH THE       TIME                   DURING                   OVERSEEN         HELD BY
      AGE AND ADDRESS           TRUST      SERVED(2)              PAST 5 YEARS               BY TRUSTEE       TRUSTEES
----------------------------- ----------- ------------- ---------------------------------- --------------- ----------------
DISINTERESTED TRUSTEES
----------------------------- ----------- ------------- ---------------------------------- --------------- ----------------
Costas Azariadis              Trustee     1989-         Professor of Economics,                  24             None
Born:  February 15, 1943                  Present       University of California-Los
Department of Economics                                 Angeles
University of California
Los Angeles, CA 90024                                   Visiting Professor of
                                                        Economics, Athens University
                                                        ofEconomics and Business
                                                        1998 - 1999 Trustee of
                                                        one other investment
                                                        company within the fund
                                                        complex
----------------------------- ----------- ------------- ---------------------------------- --------------- ----------------
James C. Cheng                Trustee     1989-         President, Technology Marketing          24             None
Born:  July 26, 1942                      Present       Associates (marketing company
27 Temple Street                                        for small and medium sized
Belmont, MA 02718                                       businesses in New England)

                                                        Trustee of one other investment
                                                        company within the fund complex
----------------------------- ----------- ------------- ---------------------------------- --------------- ----------------

J. Michael Parish             Trustee     1989-         Retired since September 2003             24             None
Born:  November 9, 1943                   Present
c/o Forum Funds                                         Partner, Wolfe, Block, Schorr
Two Portland Square                                     and Solis-Cohen LLP (law firm)
Portland, ME 04101                                      2002 - 2003

                                                        Partner, Thelen Reid & Priest
                                                        LLP (law firm) 1995 -
                                                        2002, Trustee of one
                                                        other investment company
                                                        within the fund complex


(1) John Y. Keffer indirectly controls the entities that provide administration, distribution, fund accounting, transfer agency and custodial services to the Trust. Mr. Keffer also indirectly controls Forum Investment Advisors, LLC, the investment adviser to certain Trust series.

(2) Each Trustee holds office until he or she resigns, is removed or a successor is elected and qualified.


                                       13


----------------------------- ----------- ------------- ---------------------------------- --------------- ----------------
                                                                                             NUMBER OF
                                                                                             PORTFOLIOS
                                                                                              IN FUND           OTHER
                               POSITION    LENGTH OF         PRINCIPAL OCCUPATION(S)          COMPLEX       TRUSTEESHIPS
           NAME,               WITH THE       TIME                   DURING                   OVERSEEN         HELD BY
      AGE AND ADDRESS           TRUST      SERVED(3)              PAST 5 YEARS               BY TRUSTEE       TRUSTEES
----------------------------- ----------- ------------- ---------------------------------- --------------- ----------------
OFFICERS
----------------------------- ----------- ------------- ---------------------------------- --------------- ----------------
David I. Goldstein            President/   2003-        Director of Business                    N/A             N/A
Born: August 3, 1961          Assistant    Present      Development, Forum Financial
Two Portland Square           Secretary                 Group, LLC since 2000
Portland, ME 04101
                                                        Managing Director and General
                                                        Counsel, Forum Financial Group,
                                                        LLC from 1991 to 2000

                                                        Secretary of Forum Financial
                                                        Group, LLC and its various
                                                        affiliates including Forum Fund
                                                        Services, LLC

                                                        President/Assistant Secretary of
                                                        one other investment company
                                                        within the fund complex

                                                        Officer of one other investment
                                                        company for which the Forum
                                                        Financial Group of companies
                                                        provides services
----------------------------- ----------- ------------- ---------------------------------- --------------- ----------------

Beth P. Hanson                Vice         2003-        Senior Manager, Relationship            N/A             N/A
Born:  July 15, 1966          President/   Present      Management Department and
Two Portland Square           Assistant                 various other positions prior
Portland, ME 04101            Secretary                 thereto, Forum Financial Group,

                                                        LLC since 1995

                                                        Vice-President/Assistant
                                                        Secretary of one other
                                                        investment company within the
                                                        fund complex
----------------------------- ----------- ------------- ---------------------------------- --------------- ----------------
Stacey E. Hong                Treasurer   2003-         Director, Forum Accounting              N/A              N/A
Born:  May 10, 1966                       Present       Services, LLC (mutual fund
Two Portland Square                                     accountant) since 1992
Portland, ME 04101
                                                        Treasurer of three other
                                                        investment companies within
                                                        the fund complex

                                                        Officer  of  five  other
                                                        investment companies for
                                                        which the Forum
                                                        Financial Group of
                                                        companies provides
                                                        services
----------------------------- ----------- ------------- ---------------------------------- --------------- ----------------
Leslie K. Klenk               Secretary   1998-         Counsel, Forum Financial Group,         N/A              N/A
Born:  August 24, 1964                    Present       LLC since 1998
Two Portland Square
Portland, ME 04101                                      Associate General Counsel, Smith
                                                        Barney Inc. (brokerage firm)
                                                        1993 - 1998

                                                        Secretary of one other
                                                        investment company within the
                                                        fund complex
----------------------------- ----------- ------------- ---------------------------------- --------------- ----------------

(3) Each officer is elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.

2.       TRUSTEE OWNERSHIP IN THE FUND AND FAMILY OF INVESTMENT COMPANIES

------------------------------------- ----------------------------------------- --------------------------------------
                                                                                      AGGREGATE DOLLAR RANGE OF
                                                                                    OWNERSHIP AS OF DECEMBER 31,
                                             DOLLAR RANGE OF BENEFICIAL             2002 IN ALL FUNDS OVERSEEN BY
                                            OWNERSHIP IN THE FUND AS OF             TRUSTEE IN THE SAME FAMILY OF
TRUSTEES                                         DECEMBER 31, 2002                      INVESTMENT COMPANIES
------------------------------------- ----------------------------------------- --------------------------------------
INTERESTED TRUSTEES
------------------------------------- ----------------------------------------- --------------------------------------
John Y. Keffer                                          None                                    None
------------------------------------- ----------------------------------------- --------------------------------------
DISINTERESTED TRUSTEES
------------------------------------- ----------------------------------------- --------------------------------------
Costas Azariadis                                        None                                    None
------------------------------------- ----------------------------------------- --------------------------------------
James C. Cheng                                          None                                    None
------------------------------------- ----------------------------------------- --------------------------------------
J. Michael Parish                                       None                                    None
------------------------------------- ----------------------------------------- --------------------------------------

3.       OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of December 31, 2002, no Disinterested Trustee or any of his immediate family members owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

4.       INFORMATION CONCERNING TRUST COMMITTEES

A.       AUDIT COMMITTEE

The Trust's Audit Committee, which meets when necessary and consists of Messrs. Cheng, Parish, and Azariadis, constituting all of the Trust's Disinterested Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls.

B.       NOMINATING COMMITTEE

The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Cheng, Parish, and Azariadis, constituting all of the Trust's Disinterested Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Disinterested Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee will not consider nominees for Disinterest Trustees recommended by security holders.

C.       VALUATION COMMITTEE

The Trust's Valuation Committee, which meets when necessary, consists of all the Trustees, any two officers of the Trust, and a senior representative of each Trust's investment adviser for the Trust's series requiring valuation. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining net asset value per share of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board.

5.       COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust is paid a quarterly retainer fee of $1,500 for his service to the Trust. In addition, each Trustee will be paid a fee of $750 for each Board meeting attended (whether in person or by electronic communication). Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses for meetings held outside of Portland, Maine) for his service as Trustee of the Trust. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the fees paid to each Trustee by the Trust and the Fund Complex, which includes all series of the Trust and three other investment companies for which Forum Financial Group, LLC provides services for the fiscal year ended May 31, 2003.

---------------------------- -------------------- -------------------- -------------------- -------------------------
                                                                                            TOTAL COMPENSATION FROM
                              COMPENSATION FROM                                              TRUST AND FUND COMPLEX
TRUSTEE                             FUND               BENEFITS            RETIREMENT
---------------------------- -------------------- -------------------- -------------------- -------------------------
John Y. Keffer                  $     0              $      0             $      0             $     0
---------------------------- -------------------- -------------------- -------------------- -------------------------
Costas Azariadis                      0                     0                    0                   9,000
---------------------------- -------------------- -------------------- -------------------- -------------------------
James C. Cheng                        0                     0                    0                   9,000
---------------------------- -------------------- -------------------- -------------------- -------------------------
J. Michael Parish                     0                     0                    0                   9,000
---------------------------- -------------------- -------------------- -------------------- -------------------------

Annualized estimated fees in the amount of $530 are payable to each Trustee (other than Mr. Keffer) by the Fund for services for a twelve month period.

5.       INVESTMENT ADVISER

A.       SERVICES OF ADVISER

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund.

B.       OWNERSHIP OF ADVISER

The Adviser is a fully owned subsidiary of Brown Investment Advisory & Trust Company, a trust company operating under the laws of Maryland. Brown Investment Advisory & Trust Company is a fully owned subsidiary of Brown Capital Holdings Incorporated, a holding company incorporated under the laws of Maryland in 1998.

C.       FEES

The Adviser's fee is calculated as a percentage of the Fund's average net assets. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in the Fund. If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser from the Fund against any investment management fee received from you.

Table 1 in Appendix B shows the dollar amount of the fees payable by the Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fees received by the Adviser. The data are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

D.       OTHER PROVISIONS OF ADVISORY AGREEMENT

The Advisory Agreement remains in effect for a period of one year from the date of its effectiveness and then the agreement must be approved annually. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The Advisory Agreement terminates immediately upon assignment.

Under the Advisory Agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

E.       ADVISORY AGREEMENT APPROVAL

In approving the Advisory Agreement with respect to the Fund, the Board, including the Disinterested Trustees, considered that Brown was the investment adviser to seven other Trust series and, in addition, managed, collectively with its affiliates, approximately $4.1 billion in separate account assets. The Board, including the Disinterested Trustees, also considered the nature and quality of services to be provided to the Fund, including information provided by the Adviser regarding personnel proposed to service the Fund as well as the Adviser's compliance program. The Board also reviewed certain information regarding the Adviser's compliance with applicable rules and regulations over the past year. The Board was also informed that the Adviser had not experienced any material code of ethics violations over the last twelve months. The Board also considered the Adviser's compensation for providing advisory services to the Fund and analyzed comparative information on fees and expenses of similar mutual funds, noting, among other things, that the advisory fees and total expense ratio for the Fund were below the median figures in the comparative data.

After requesting and reviewing the above as well as certain other additional information, the Board concluded that the approval of the Advisory Agreement was in the best interests of the Fund and its future shareholders.


4.       DISTRIBUTOR

A.       SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of the Fund is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FFS, FAdS, FAcS and FSS are each controlled indirectly by Forum Financial Group, LLC, which is controlled by John Y. Keffer.

Under a distribution agreement with the Trust (the "Distribution Agreement"), FFS acts as the agent of the Trust in connection with the offering of shares of the Fund. FFS continually distributes shares of the Fund on a best efforts basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund.

FFS may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholder service fees even though shares of the Fund are sold without a sales charge. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund. Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

B.       OTHER PROVISIONS OF THE DISTRIBUTION AGREEMENT

The Distribution Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders of that Fund, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Distribution Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders, or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under the Distribution Agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under the Distribution Agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FFS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FFS in connection with the preparation of the Registration Statement.

5.       OTHER FUND SERVICE PROVIDERS

A.       ADMINISTRATOR

As administrator, pursuant to an administration agreement with the Trust (the "Administration Agreement"), FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from the Fund at an annual rate of 0.10% of the first $100 million of the Fund's average daily net assets and 0.075% of the Fund's average daily net assets in excess of $100 million, subject to a minimum fee of $40,000. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

The Administration Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders of that Fund, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Administration Agreement is terminable without penalty by the Trust or by FAdS with respect to the Fund on 60 days' written notice to the Trust.

Under the Administration Agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAdS and certain related parties (such as FAdS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.


Table 2 in Appendix B shows the dollar amount of the fees payable by the Fund to FAdS, the amount of the fee waived by FAdS, and the actual fees received by FAdS. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).


B.       FUND ACCOUNTANT

As fund accountant, pursuant to an agreement with the Trust (the "Accounting Agreement"), FAcS provides fund accounting services to the Fund. These services include calculating the NAV of the Fund and preparing the Fund's financial statements and tax returns.

For its services, FAcS receives from the Fund a monthly fee of $3,000 per month plus $1,000 per month for each class above one, certain surcharges based upon the Fund's asset level as well as the number and type of the Fund's portfolio positions' and certain out of pocket expense. The Fund also pays FAcS a yearly fee of $2,900 for tax preparation services. The fees paid to FAcS are accrued daily by the Fund and are paid monthly based, in part, on transactions and positions for the previous month.

The Accounting Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Accounting Agreement is terminable without penalty by the Trust or by FAcS with respect to the Fund on 60 days' written notice.

Under the Accounting Agreement, FAcS is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAcS and certain related parties (such as FAcS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.

Under the Accounting Agreement, in calculating the Fund's NAV, FAcS is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or less than or equal to $10.00. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Fund.


Table 3 in Appendix B shows the dollar amount of the fees payable by the Fund to FAcS, the amount of the fee waived by FAcS, and the actual fees received by FAcS. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).


C.       TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust ("Transfer Agency Agreement"), FSS maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. FSS is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, FSS receives a fee from the Fund a monthly fee of $1,500 per month plus $1,000 per month for each additional class above one. The Fund also pays FSS an annual per account fee of $25 per open shareholder account and $5 per closed shareholder account plus certain out-of-pocket expenses. The fees paid to FSS are accrued daily by the Fund and paid monthly.

The Transfer Agency Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Transfer Agency Agreement is terminable without penalty by the Trust or by FFS with respect to the Fund on 60 days' written notice.

Under the Transfer Agency Agreement, FSS is not liable for any act in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the agreement, FSS and certain related parties (such as FSS's officers and persons who control FSS) are indemnified by the Trust against any and all claims and expenses related to FSS's actions or omissions that are consistent with FSS's contractual standard of care.


Table 4 in Appendix B shows the dollar amount of the fees payable by the Fund to FSS, the amount of the fee waived by FSS, and the actual fees received by FSS. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).


CUSTODIAN. As custodian, pursuant to an agreement with the Trust, Brown Investment Advisory and Trust Company safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231.

For its services, the Custodian receives an annualized percentage of the average daily net assets of the Fund as follows:

---------------------------------------- ---------------------------------------
             ASSETS UNDER                            ANNUAL ASSET
                CUSTODY                                   FEE
---------------------------------------- ---------------------------------------
            $0 - 1 Billion                              0.100%
---------------------------------------- ---------------------------------------
            $1 - 2 Billion                              0.075%
---------------------------------------- ---------------------------------------
            $2 - 6 Billion                              0.050%
---------------------------------------- ---------------------------------------
              $6 Billion                                0.025%
---------------------------------------- ---------------------------------------

The Fund also pays an annual maintenance fee of $3,600 as well as certain other transaction fees and out-of-pocket expenses. These fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.

The Custodian has contractually agreed to waive its custody fee with respect to the Fund through September 30, 2004.

LEGAL COUNSEL. Seward & Kissel LLP, 1200 G Street, N.W., Washington, D.C. 20005 passes upon legal matters in connection with the issuance of shares of the Trust.

INDEPENDENT  AUDITORS.  Deloitte & Touche,  200  Berkeley  Street,  14th  Floor,
Boston, Massachusetts 02116, independent auditors, have been selected as independent auditors for the Fund. The auditor audits the annual financial statements of the Fund and provides the Fund with an audit opinion. The auditors also review certain regulatory filings of the Fund and the Fund's tax returns.

PORTFOLIO TRANSACTIONS
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1.       HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

2.       COMMISSIONS PAID


Table 5 in Appendix B shows the aggregate brokerage commissions paid by the Fund as well as aggregate commissions paid to an affiliate of the Fund or the Adviser. The data presented are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).


3.       ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with broker-dealers selected by and in the discretion of the Adviser. The Fund does not have any obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

4.       CHOOSING BROKER-DEALERS

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's duties, the Adviser may: (1) consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund; and (2) payments made by brokers effecting transactions for the Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay).

5.       OBTAINING RESEARCH FROM BROKERS

The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser in connection with services to clients other than the Fund, and not all research services may be used by the Adviser in connection with the Fund. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.

The Adviser has full brokerage discretion. It evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's accounts, although a particular client may not benefit from all the research received on each occasion. The nature of the services obtained for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal databases.

Occasionally, the Adviser utilizes a broker and pays a slightly higher commission than another might charge. The higher commission is paid because of the Adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Adviser's clients and the Fund's investors.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

6.       COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

7.       TRANSACTIONS THROUGH AFFILIATES

The Adviser may effect transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

8.       OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

9.       PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in a fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

10.      SECURITIES OF REGULAR BROKER-DEALERS

From time to time, the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year.


Table 6 in Appendix B lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the appropriate value of the Fund's holdings at those securities as of the Fund's most recent fiscal year.


PURCHASE AND REDEMPTION INFORMATION
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1.       GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at FSS's offices located at Two Portland Square, Portland, Maine 04101.

The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed but under unusual circumstances, may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

2.       ADDITIONAL PURCHASE INFORMATION


Shares of the Fund are sold on a continuous basis by the distributor at net asset value ("NAV") plus any applicable sales charge. Accordingly, the offering price per share of the Fund may be lower than the Fund's NAV.


The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

3.       IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

4.       UGMAS/UTMAS

If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must provide instructions in a matter indicating custodial capacity.

5.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures; you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your financial institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

6.       ADDITIONAL REDEMPTION INFORMATION


You may redeem shares of the Fund at the NAV per share of the Fund minus any applicable sales charge or redemption fee. Accordingly, the redemption price per share of the Fund may be lower than its NAV per share. The Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased; or
(2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.


7.       SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

8.       REDEMPTION IN KIND

Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Adviser, the Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

9.       NAV DETERMINATION

In determining the Fund's NAV, securities for which market quotations are readily available are valued at current market value using the last reported sales price provided by independent pricing services. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

10.      DISTRIBUTIONS


Distributions of net investment income will be reinvested at a Fund's NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the Fund's NAV (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key federal income tax considerations affecting the Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISOR AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

1.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends, for each tax year, to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.


The tax year end of the Fund is May 31 (the same as the Fund's fiscal year end).


2.       MEANING OF QUALIFICATION

As a regulated investment company, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company the Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

3.       FAILURE TO QUALIFY

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

4.       FUND DISTRIBUTIONS


The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders. The amount eligible for the deduction is limited to the amount of qualifying dividends received by the Fund. Distributions received from REITs generally do not constitute qualifying dividends.

Some of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met. To the extent the Fund's distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income. Further, the Fund's distributions of dividends that it receives from REITs generally are not treated as qualifed dividend income.

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares whose NAV at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

5.       CERTAIN TAX RULES APPLICABLE TO THE FUND'S TRANSACTIONS

For federal income tax purposes, when put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When the Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund if all of the offsetting positions consist of Section 1256 contracts.

6.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year (or December 31 at the election of the Fund). The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 (or December 31 at the election of the Fund) of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 (or December 31) in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

7.       SALE OR REDEMPTION OF SHARES

In general, you will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so-called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

8.       BACKUP WITHHOLDING

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions, and the proceeds of redemptions of shares, paid to you if you: (1) have failed to provide your correct taxpayer identification number; (2) are subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or that you are a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against your federal income tax liability or refunded.

9.       FOREIGN SHAREHOLDERS

If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), the tax implications of income received from the Fund will depend on whether the income from the Fund is "effectively connected" with your U.S. trade or business.

If the income from the Fund is not effectively connected with your U.S. trade or business, distributions of ordinary income (and short-term capital gains) paid to you will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. You generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from the Fund is effectively connected with your U.S. trade or business, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, the Fund may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from the Fund can differ from the U.S. federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund.

10.      STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from the Fund can differ from the U.S. federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisers as to the consequences of state and local tax rules with respect to an investment in the Fund.

11.      FOREIGN INCOME TAX

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries cannot be determined.

OTHER MATTERS
--------------------------------------------------------------------------------

1.       THE TRUST AND ITS SHAREHOLDERS

B.       GENERAL INFORMATION

Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:


Austin Global Equity Fund                       Investors Bond Fund
Brown Advisory Growth Equity Fund(1)            Maine TaxSaver Bond Fund
Brown Advisory Intermediate Bond Fund(1)        Mastrapasqua Growth Value Fund
Brown Advisory International Fund(1)            New Hampshire TaxSaver Bond Fund
Brown Advisory Maryland Bond Fund(1)            Payson Total Return Fund
Brown Advisory Small-Cap Growth Fund(2)         Payson Value Fund
Brown Advisory Small-Cap Value Fund(1)          Polaris Global Value Fund
Brown Advisory Value Equity Fund(1)             Shaker Fund(3)
DF Dent Premier Growth Fund                     TaxSaver Bond Fund
Fountainhead Special Value Fund                 Winslow Green Growth Fund

(1) The Trust offers shares of beneficial interest in an Institutional share class of this series.
(2) The Trust offers shares of beneficial interest in an Institutional and A share class of this series.
(3) The Trust offers shares of beneficial interest in an Intermediary, A, B and C share classes of this series


The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and the Fund will continue indefinitely until terminated.

C.       SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and its expenses will effect a fund's class' performance. For more information on any other class of shares of the Fund, investors may contact FSS.

D.       SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those series or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

D.       TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, with shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

E.       FUND OWNERSHIP


As of December 5, 2003, the percentage of shares owned by all officers and trustees of Trust of the Fund was as follows. To the extent officers and trustees own less than 1% of the shares of the Fund, the table reflects "N/A" for not applicable.


------------------------------------------ ----------------------- ----------------------- ------------------------
                                                                                           PERCENTAGE OF
                                           NUMBER OF SHARES        PERCENTAGE OF           FUND SHARES
                                           OWNED                   CLASS OWNED             OWNED
------------------------------------------ ----------------------- ----------------------- ------------------------
Institutional Shares                                N/A                     N/A                      N/A



Also as of that date, certain shareholders of record owned 5% or more of the shares of the Fund. Shareholders known by the Fund to own beneficially 5% of a class of shares of the Fund are listed in Table 7 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of December 5, 2003, the following shareholders may be deemed to control the Fund. "Control" for this purpose is the ownership of 25% or more of the Fund's voting securities.

CONTROLLING PERSON INFORMATION


------------------------------------ ------------------------------------- ------------------- -------------------
                                                                           NUMBER OF           PERCENTAGE OF
                                     NAME AND ADDRESS                      SHARES OWNED        FUND OWNED
------------------------------------ ------------------------------------- ------------------- -------------------
Institutional Shares                 Forum Financial Group, LLC                    1                  100%
                                     Two Portland Square
                                     Portland, Maine 04101
------------------------------------ ------------------------------------- ------------------- -------------------


Forum Financial Group, LLC is a Delaware limited liability company indirectly controlled by John Y. Keffer, the Chairman of the Trust. As of December 5, 2003, and prior to the public offering of the Fund, Forum Financial Group, LLC or its affiliates owned 100% of Institutional Shares of the Fund and may be deemed to control the Fund. It is not expected that Forum Financial Group, LLC will continue to control the Fund after its public offering.


F.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

G.       CODE OF ETHICS

The Trust, the Adviser and FFS have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Fund and personnel of the Trust, the Adviser and FFS. The codes permit such personnel to invest in securities, including securities that may be purchase or held by the Fund, subject to certain limitations.

H.       PROXY VOTING PROCEDURES

A copy of the Trust's proxy voting procedures and those of the Adviser adopted on behalf of the Fund are included in Appendix D. Information regarding how each Fund voted proxies relating to its respective portfolio securities during the twelve-month period ended June 30, 2004 will be available (1) without charge, upon request, by contacting FSS at (800) 540-6807 or (207) 879-0001 and (2) on the SEC's website at HTTP://WWW.SEC.GOV.

I.       REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

J.       FINANCIAL STATEMENTS

There are no financial statements for the Fund, as the Fund did not commence operations prior to the date of this Statement of Additional Information.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------

CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

MOODY'S

AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present, which make the long-term risk, appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds, which are rated Ba, are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE

         Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S & P

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA       An obligation rated AA differs from the highest-rated  obligations only
         in  small  degree.   The  obligor's  capacity  to  meet  its  financial
         commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
         Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH

         INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD
DD, D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

PREFERRED STOCK

MOODY'S

AAA An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue which is rated "aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

 NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S & P

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C        A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
         o    Leading market positions in well-established industries.
         o    High rates of return on funds employed.
         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
         o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
         o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT
PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

S & P

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

APPENDIX B - MISCELLANEOUS TABLES
--------------------------------------------------------------------------------

TABLE 1 - INVESTMENT ADVISORY FEES

The following tables show the dollar amount of fees payable to the Adviser with respect to the Fund, the amount of fee that was waived by the Adviser, if any, and the actual fees received by the Adviser.

                                                 ADVISORY FEE             ADVISORY FEE            ADVISORY FEE
                                                    PAYABLE                  WAIVED                 RETAINED
                                                      N/A                     N/A                      N/A

Advisory fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.


TABLE 2 - ADMINISTRATION FEES

The following tables show the dollar amount of fees payable to FAdS with respect to the Fund, the amount of fee that was waived by FAdS, if any, and the actual fees received by FAdS.

                                                ADMINISTRATION           ADMINISTRATION          ADMINISTRATION
                                                  FEE PAYABLE              FEE WAIVED             FEE RETAINED
                                                      N/A                     N/A                      N/A


Administration fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.


                                      B-1



TABLE 3 - ACCOUNTING FEES


The following tables show the dollar amount of fees paid to FAcS with respect to the Fund, the amount of fee that was waived by FAcS, if any, and the actual fees received by FAcS.

                                                 ACCOUNTING FEE           ACCOUNTING FEE          ACCOUNTING FEE
                                                    PAYABLE                  WAIVED                 RETAINED
                                                      N/A                     N/A                      N/A

Accounting fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.


TABLE 4 - TRANSFER AGENCY FEES


The following tables show the dollar amount of fees payable to FSS with respect to the Fund, the amount of fee that was waived by FSS, if any, and the actual fees received by FSS.

                                                TRANSFER AGENCY         TRANSFER AGENCY          TRANSFER AGENCY
                                                  FEE PAYABLE              FEE WAIVED             FEE RETAINED
                                                      N/A                     N/A                      N/A

Transfer agency fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.


TABLE 5 - COMMISSIONS


The following table shows the aggregate brokerage commissions of the Fund. The data is for the past three fiscal years (or shorter period if the Fund has been in operation for a shorter period).

                                                              TOTAL
                                                            BROKERAGE         % OF BROKERAGE            % OF
                                                           COMMISSIONS          COMMISSIONS         TRANSACTIONS
                                         TOTAL           ($) PAID TO AN         PAID TO AN         EXECUTED BY AN
                                       BROKERAGE        AFFILIATE OF THE     AFFILIATE OF THE     AFFILIATE OF THE
                                      COMMISSIONS            FUND OR              FUND OR              FUND OR
                                          ($)                ADVISER              ADVISER              ADVISER
                                          N/A                  N/A                  N/A                  N/A

Commission information is not provided because the Fund had not commenced operations prior to the date of this SAI.


TABLE 6 - SECURITIES OF REGULAR BROKERS OR DEALERS


The following tables list the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.


REGULAR BROKER OR DEALER                                        VALUE HELD


Information regarding securities of regular broker/dealers held is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 7 - 5% SHAREHOLDERS

The following table lists: (1) the persons who owned of record 5% or more of the outstanding shares of the Fund; and (2) any person known by the Fund to own beneficially 5% or more of the Fund, as of December 5, 2003.


--------------------------------- ----------------------- ------------------------------ ---------------------------------
NAME                                                                    %                               %
AND ADDRESS                               SHARES                    OF CLASS                         OF FUND
--------------------------------- ----------------------- ------------------------------ ---------------------------------
Institutional Shares
--------------------------------- ----------------------- ------------------------------ ---------------------------------
Forum Financial Group, LLC                  1                         100%                             100%
Two Portland Square
Portland, Maine 04101
--------------------------------- ----------------------- ------------------------------ ---------------------------------

APPENDIX C - PERFORMANCE DATA
--------------------------------------------------------------------------------

Fund performance is not included, as the Fund had not commenced operations prior to the date of this SAI.

APPENDIX D - PROXY VOTING PROCEDURES
--------------------------------------------------------------------------------


                                   FORUM FUNDS

                 POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

I.       PURPOSE

         Shareholders of the various series (each a "FUND") of Forum Funds (the "TRUST") expect the Trust to vote proxies received from issuers whose voting securities are held by a Fund. The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust's and its shareholders' investments.

         This document describes the Policies and Procedures for Voting Proxies ("POLICIES") received from issuers whose voting securities are held by each Fund of the Trust.

II.      RESPONSIBILITIES

         A. ADVISER. Pursuant to the investment advisory agreements between the Trust and the investment advisers providing advisory services to the Funds, the Trust has delegated the authority to vote proxies received by a Fund regarding securities contained in its portfolio to its investment adviser (each an "Adviser"). These Policies are to be implemented by each Adviser of each Fund of the Trust for which it provides advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by a Fund, the Trust delegates to the Adviser the authority to act on behalf of the applicable Fund to promote the Fund's investment objectives, subject to the provisions of these Policies regarding resolution of a conflict of interest with respect to the Adviser.

         The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Funds of the Trust, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and
(ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

         The Adviser shall be responsible for coordinating the delivery of proxies by the Fund's custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion (a "PROXY VOTING SERVICE").

         B. PROXY MANAGER. The Trust will appoint a proxy manager (the "PROXY MANAGER"), who shall be an officer of the Trust. The Proxy Manager shall oversee compliance by each Adviser and the Trust's other service providers with these Policies. The Proxy Manager will, from to time, periodically review the Policies and industry trends in comparable proxy voting policies and procedures. The Proxy Manager may recommend, as appropriate, revisions to update these Policies to the Board.

III.     SCOPE

         These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund's shares on each issue raised in a proxy statement. These policies and procedures are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which the Fund may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

IV.      POLICIES AND PROCEDURES FOR VOTING PROXIES

         A.       GENERAL

                  1. USE OF ADVISER PROXY VOTING GUIDELINES OR PROXY VOTING SERVICE. If (A) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Trust's Board of Trustees has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund's proxies and has approved such guidelines; and (C) the Adviser's or Proxy Voting Service's Guidelines are filed as an exhibit to the applicable Fund's Statement of Additional Information (each considered "ADVISER GUIDELINES"), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund's proxies consistent with such Adviser Guidelines.

                  2. ABSENCE OF PROXY VOTING SERVICE GUIDELINES. In the absence of Adviser Guidelines, the Adviser shall vote the Fund's proxies consistent with Sections B and C below.

         B.       ROUTINE MATTERS

                  Since the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer's management on any issue will be given substantial weight. However, the position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

                  1. ELECTION OF DIRECTORS. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

                  2. APPOINTMENT OF AUDITORS. Management recommendations will generally be supported.

                  3. CHANGES IN STATE OF INCORPORATION OR CAPITAL STRUCTURE. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

         C.       NON-ROUTINE MATTERS

                  1. CORPORATE RESTRUCTURINGS, MERGERS AND ACQUISITIONS. These proposals should be examined on a case-by-case basis because they are an extension of an investment decision.

                  2. PROPOSALS AFFECTING SHAREHOLDER RIGHTS. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

                  3. ANTI-TAKEOVER ISSUES. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

                  4. EXECUTIVE COMPENSATION. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

                  5. SOCIAL AND POLITICAL ISSUES. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

D.       CONFLICTS OF INTEREST

                  The Trust recognizes that under certain circumstances an Adviser may have a conflict of interest in voting proxies on behalf of a Fund advised by the Adviser. A "conflict of interest" includes, for example, any circumstance when the Fund, the Adviser, the principal underwriter, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted. Each Adviser is responsible for maintaining procedures to identify conflicts of interest.

                  The Adviser should vote proxies relating to such issuers in accordance with the following procedures:

                  1. ROUTINE MATTERS CONSISTENT WITH POLICIES. The Adviser may vote proxies for routine matters as required by these Policies or as required by the Adviser Guidelines (if any).

                  2. IMMATERIAL CONFLICTS. The Adviser may vote proxies for non-routine matters consistent with these Policies or any Adviser Guidelines if the Adviser determines that the conflict of interest is not material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser's decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances.

                  3. MATERIAL CONFLICTS AND NON-ROUTINE MATTERS. If the Adviser believes that (A) it has a material conflict and (B) that the issue to be voted upon is non-routine or is not covered by these Policies or the Adviser Guidelines (if any), then --

                           a. If the Adviser uses a Proxy Voting Service, the proxy may be voted consistent with the recommendations of the Proxy Voting Service PROVIDED that the Adviser believes that such a vote is consistent with the best interests of the Fund's shareholders.

                           b. If the Adviser does not use a Proxy Voting Service, then the Adviser shall contact the Proxy Manager for review and determination. In the event that the Proxy Manager determines that he/she has a conflict of interest, the Proxy Manager shall submit the matter for determination to a member of the Board of Trustees of the Trust (the "Board") who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Proxy Manager or the Board member will consider the best interests of Fund shareholders and may consider the recommendations of independent third parties that evaluate proxy proposals.

E.       ABSTENTION

                  The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Proxy Manager may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.

         As adopted July 31, 2003

                    BROWN INVESTMENT ADVISORY, INCORPORATED
                      PROXY VOTING PROCEDURES AND POLICIES
                  REGARDING BROWN ADVISORY GROWTH EQUITY FUND,
                     BROWN ADVISORY INTERMEDIATE BOND FUND
                        BROWN ADVISORY INTERNATIONAL FUND
                      BROWN ADVISORY SMALL-CAP GROWTH FUND
                        BROWN ADVISORY VALUE EQUITY FUND

                        BROWN ADVISORY REAL ESTATE FUND


                              AS OF JULY 31, 2003,
                          AS AMENDED DECEMBER 5, 2003




I.       GENERAL STATEMENT

         Brown Investment Advisory, Incorporated (the "Adviser") has discretion to vote the proxies received by Brown Advisory Growth Equity Fund, Brown Advisory Intermediate Bond Fund, Brown Advisory International Fund, Brown Advisory Small-Cap Growth Fund, and Brown Advisory Value Equity Fund (each a "Fund"), each a series of Forum Funds (the "Trust"), a registered investment company. Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. The Adviser will vote those proxies in the best interest of the Funds' shareholders and in accordance with these procedures and policies.

II.      POLICIES AND PROCEDURES FOR VOTING PROXIES

         In its role as investment adviser to the Funds, Adviser has adopted those proxy voting policies adopted by the Trust, which are attached hereto. To the extent that the Trust's policies do not cover potential voting issues with respect to proxies received by a Fund, each Fund has delegated to the Adviser the authority to act on its behalf to promote the Fund's investment objectives, subject to the provisions of the Trust's policies regarding resolution of a conflict of interest with respect to the Adviser.

         The Adviser recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of a Fund. A "conflict of interest," means any circumstance when the Adviser (including officers, directors, agents and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of fund shareholders in how proxies of that issuer are voted. The Adviser has adopted the Trust's procedures as they relate to the resolution of conflicts of interest with respect to voting shares of each Fund.

III.     RECORDKEEPING

         The Portfolio Manager or their staff will maintain files relating to the Adviser's proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser. Records of the following will be included in the files:

         A. Copies of the proxy voting procedures and policies, and any amendments thereto.

         B. A copy of each proxy statement that the Adviser receives, provided however that the Adviser may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

         C. A record of each vote that the Adviser casts.

         D. A copy of any document the Adviser created that was material to making a decision how to vote proxies, or that memorializes that decision, including the resolution of any conflict.

         E. A copy of each written client request for information on how the Adviser voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how the Adviser voted its proxies.

IV.      DISCLOSURE

         A. The Adviser will disclose in its Form ADV Part II that its clients may contact the Adviser, by toll-free telephone number in order to obtain information on how the Adviser voted such client's proxies, and to request a copy of these procedures and policies. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer, (2) the proposal voted upon and (3) how the Adviser voted the client's proxy.

         B. A concise summary of these Proxy Voting Procedures and Policies will be included in the Adviser's Form ADV Part II, and will be updated whenever these procedures and policies are amended. The Adviser will arrange for the Form ADV to be updated and for these policies and procedures to be made available upon request.
Signed: /S/
        -----------------------------------

Print Name:
            -------------------------------

Title:
       ------------------------------------

Date:  JULY 31, 2003
       ------------------------------------

                                     PART C
                               OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

(b) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (2) in post-effective amendment No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

(c)       See Sections 2.04 and 2.07 of the Trust Instrument as filed as Exhibit
          (a).

(d)(1) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Payson Value Fund and Payson Balanced Fund dated December 18, 1995 (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (Exhibit incorporated by reference as filed as Exhibit
          (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (3) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC relating to Investors Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund and TaxSaver Bond Fund dated as of January 2, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(p) in post-effective amendment No. 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281).

   (4) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. dated as of June 1, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).


   (5) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated relating to Brown Advisory Small-Cap Growth Fund, Brown Advisory Growth Equity Fund and Brown Advisory Real Estate Fund dated as of May 1, 2001, as amended August 28, 2003 (Exhibit filed herewith).


   (6) Investment Advisory Agreement between Registrant and Mastrapasqua & Associates relating to Mastrapasqua Growth Value Fund dated July 1, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

   (7) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated dated December 20, 2000 relating to Brown
          Advisory Maryland Bond Fund (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).

   (8) Investment Advisory Agreement between Registrant and Shaker Investments, LLC relating to Shaker Fund, dated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 117 via EDGAR on September 27, 2002, accession number 0001004402-02-000418).

   (9) Investment Advisory Agreement between Registrant and Adams, Harkness & Hill, Inc., relating to Winslow Green Growth Fund, dated as of March 29, 2001 (Exhibit incorporated by reference as filed as Exhibit
          (d)(10) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (10) Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc., relating to DF Dent Premier Growth Fund dated as of July 13, 2001 (Exhibit incorporated by reference as filed as Exhibit
          (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).

   (11) Management Agreement between Registrant and King Investment Advisors, Inc. relating to Fountainhead Special Value Fund dated September 21, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 104 via EDGAR on October 30, 2001, accession number 0001004402-01-500264).

   (12) Investment Advisory Agreement between Registrant and Grosvenor Capital Management, LLC, (K/N/A Bainbridge Capital Management, Inc.) relating to Investors Bond fund and TaxSaver Bond Fund dated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit 16(6)(d) in Form N-14 Registration Statement via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

   (13) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated relating to Brown Advisory Intermediate Bond Fund, Brown Advisory International Fund and Brown Advisory Value Equity Fund dated September 19, 2002 (as amended November 18, 2002) (Exhibit incorporated by reference as filed as Exhibit (d)(14) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

   (14) Investment Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Philadelphia International Advisors, LP relating to Brown Advisory International Fund (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).


   (15) Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Cardinal Capital Management, L.L.C. regarding Brown Advisory Small-Cap Value Fund dated October 8, 2003 (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No.137 via EDGAR on October 30, 2003, accession number 0001004402-03-000559).


   (16) Form of Advisory Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Small-Cap Value Fund
          (Exhibit incorporated by reference as filed as Exhibit (d)(16) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

(e)(1) Form of Selected Dealer Agreement between Forum Fund Services, LLC and securities brokers (Exhibit incorporated by reference as filed as Exhibit (e)(1) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

   (2) Distribution Agreement between Registrant and Forum Fund Services, LLC relating to Austin Global Equity Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Growth Fund (Institutional, A and B Shares), Brown Advisory Value Equity Fund (Institutional and A
          Shares),  Brown  Advisory  Growth  Equity  Fund  (Institutional  and A
          Shares),  Brown  Advisory  International  Fund  (Institutional  and  A
          Shares), Brown Advisory Maryland Bond Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B and C Shares), TaxSaver Bond Fund, Winslow Green Growth Fund, and Daily Assets Government Fund (Institutional Shares) dated February 28, 1999, as amended and restated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit (e)(2) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

(g)(1) Custodian Agreement between Registrant and Forum Trust, LLC dated May 12, 1999 relating to Austin Global Equity Fund, Brown Advisory
          International  Fund  (Institutional  and  A  Shares),  Brown  Advisory
          Maryland Bond Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B, and C Shares), TaxSaver Bond Fund, and Winslow Green Growth Fund dated May 12, 1999 (Exhibit incorporated by reference as filed as Exhibit 16(9)(a) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

   (2) Master Custodian Agreement between Forum Trust, LLC and Bankers Trust Company relating to Austin Global Equity Fund, Brown Advisory
          International Fund (Institutional and A Shares), Brown Advisory Maryland Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B, and C Shares), TaxSaver Bond Fund, and Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

   (3) Form of Custodian Agreement between Registrant and Brown Investment Advisory & Trust Company relating to Brown Advisory Growth Equity Fund (Institutional and A Shares), Brown Advisory Small-Cap Growth Fund (Institutional, A and B Shares), Brown Advisory Small-Cap Value Fund, and Brown Advisory Value Equity Fund (Institutional and A Shares)(Exhibit incorporated by reference as filed as Exhibit (g)(3) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

(h)(1) Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Austin Global Equity Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Growth Fund (Institutional, A and B Shares), Brown Advisory Value Equity Fund (Institutional and A Shares), Brown Advisory Growth Equity Fund
          (Institutional  and  A  Shares),  Brown  Advisory  International  Fund
          (Institutional and A Shares), Brown Advisory Maryland Bond Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B and C Shares), TaxSaver Bond
          Fund, Winslow Green Growth Fund, and Daily Assets Government Fund (Institutional Shares) dated June 19, 1997, as amended and restated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit
          (h)(1) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

   (2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC relating to Austin Global Equity Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Growth Fund (Institutional, A and B Shares), Brown Advisory Value Equity Fund (Institutional and A Shares), Brown Advisory Growth Equity Fund
          (Institutional  and  A  Shares),  Brown  Advisory  International  Fund
          (Institutional and A Shares), Brown Advisory Maryland Bond Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B and C Shares), TaxSaver Bond
          Fund, Winslow Green Growth Fund, and Daily Assets Government Fund (Institutional Shares) dated June 19, 1997, as amended and restated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit
          (h)(2) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

   (3) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Austin Global Equity Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Growth Fund (Institutional, A and B Shares), Brown Advisory Value Equity Fund (Institutional and A Shares), Brown Advisory Growth Equity Fund
          (Institutional  and  A  Shares),  Brown  Advisory  International  Fund
          (Institutional and A Shares), Brown Advisory Maryland Bond Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B and C Shares), TaxSaver Bond
          Fund, Winslow Green Growth Fund, and Daily Assets Government Fund (Institutional Service, Institutional and Investor Shares) dated May 19, 1998, as amended and restated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit (h)(3) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

   (4) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

   (5) Shareholder Service Plan of Registrant dated March 1, 2000 (as amended November 18, 2002) relating to Brown Advisory Small-Cap Growth Fund (B Shares) (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 122 via EDGAR on December 13, 2002, accession number 0001004402-02-000556).

   (6) Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (7) Shareholder Service Plan of Registrant dated April 26, 2001 (as amended July 29, 2002) relating to Shaker Fund (A, B, and C Shares) (Exhibit incorporated by reference as filed as Exhibit 16(13)(j) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

   (8) Shareholder Service Plan of Registrant dated March 29, 2001, relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (9) Shareholder Service Plan of Registrant dated June 1, 2002 relating to Investors Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund and TaxSaver Bond Fund (Exhibit incorporated by reference as filed as Exhibit (h)(10) in post-effective amendment No. 119 via EDGAR on October 31, 2002, accession number 0001004402-02-000463).

   (10) Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory International Fund dated January 27, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

   (11) Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Value Equity Fund dated January 27, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(13) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

   (12) Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Small-Cap Growth Fund dated September 20, 2002 (Exhibit incorporated by reference as filed as Exhibit (h)(14) in post-effective amendment No. 127 via EDGAR on February 11, 2003, accession number 0001004402-03-000082).

   (13) Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Growth Equity Fund dated February 11, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(15) in post-effective amendment No. 127 via EDGAR on February 11, 2003, accession number 0001004402-03-000082).

   (14) Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Maryland Bond Fund dated February 11, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(16) in post-effective amendment No. 127 via EDGAR on February 11, 2003, accession number 0001004402-03-000082).

   (15) Contractual Fee Waiver Agreement between Registrant and King Investment Advisors, Inc. regarding Fountainhead Special Value Fund dated February 28, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(17) in post-effective No. 128 via EDGAR on February 28, 2003, accession number 0001004402-03-000152).

   (16)   Contractual  Fee  Waiver  Agreement   between   Registrant  and  Brown
          Investment Advisory, Incorporated regarding Brown Advisory Intermediate Bond Fund dated September 20, 2002 (Exhibit incorporated by reference as filed as Exhibit (h)(17) in post-effective No. 129 via EDGAR on April 30, 2003, accession number 0001004402-03-000293).

   (17) Contractual Fee Waiver Agreement between Registrant and Adams, Harkness and Hill, Inc. regarding Winslow Green Growth Fund dated April 30, 2003 (Exhibit incorporated by reference as filed as Exhibit
          (h)(18) in post-effective No. 129 via EDGAR on April 30, 2003, accession number 0001004402-03-000293).


   (18) Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Small-Cap Value Fund dated October 29, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(18) in post-effective amendment No.137 via EDGAR on October 30, 2003, accession number 0001004402-03-000559).


   (19) Contractual Fee Waiver Agreement between Registrant and Forum Investment Advisors, LLC regarding Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund dated July 31, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(19) in post-effective No. 131 via EDGAR on July 31, 2003, accession number 0001004402-03-000446).

   (20) Contractual Fee Waiver Agreement between Registrant and Bainbridge Capital Management, LLC regarding Investors Bond Fund and TaxSaver Bond Fund dated July 31, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(20) in post-effective No. 131 via EDGAR on July 31, 2003, accession number 0001004402-03-000446).

   (21) Contractual Fee Waiver Agreement between Registrant and Shaker Investments, LLC regarding Shaker Fund dated June 13, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(21) in post-effective No. 131 via EDGAR on July 31, 2003, accession number 0001004402-03-000446).

   (22) Contractual Fee Waiver Agreement between Registrant and Mastrapasqua Asset Management regarding Mastrapasqua Growth Value Fund dated September 22, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(22) in post-effective amendment No.137 via EDGAR on October 30, 2003, accession number 0001004402-03-000559).

   (23) Contractual Fee Waiver Agreement between Registrant and D.F. Dent and Company, Inc. regarding DF Dent Premier Growth Fund dated October 30, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(23) in post-effective amendment No.137 via EDGAR on October 30, 2003, accession number 0001004402-03-000559).

   (24) Form of Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Small-Cap Value Fund, to be filed by later amendment.

(i)(1)    Opinion  of  Seward  & Kissel  LLP  dated  January  5,  1996  (Exhibit
          incorporated   by   reference   as  filed  as   Exhibit   (10)(a)   in
          post-effective amendment No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

   (2)    Consent of Seward & Kissel LLP, to be filed by later amendment.

(j)       None.


(k)       None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m)(1) Rule 12b-1 Plan dated April 26, 2001 (as amended September 11, 2001) adopted by Registrant for Shaker Fund (A, B, and C Shares), (Exhibit incorporated by reference as filed as Exhibit (m)(4) in post-effective amendment No. 105 via EDGAR on November 2, 2001, accession number 0001004402-01-500277).

   (2) Rule 12b-1 Plan dated August 1, 2002 (as amended November 18, 2002) for Brown Advisory Value Equity Fund (A Shares), Brown Advisory International Fund (A Shares), Brown Advisory Maryland Bond Fund (A Shares), Brown Advisory Growth Equity Fund (A Shares), Brown Advisory Small-Cap Growth Fund (A and B Shares), and Brown Advisory Intermediate Bond Fund (A Shares) (Exhibit incorporated by reference as filed as Exhibit (m)(5) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

(n)(1) Rule 18f-3 Plan dated April 26, 2001 (as amended May 13, 2002) adopted by Registrant for Shaker Fund (Intermediary, A, B and C Shares) (Exhibit incorporated by reference as filed as Exhibit 16(10)(d) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

   (2) Rule 18f-3 Plan dated August 1, 2002 (as amended November 18, 2002) adopted by Registrant for Brown Advisory Small-Cap Growth Fund (Institutional, A, and B Shares), and Brown Advisory Intermediate Bond Fund (Institutional and A Shares), Brown Advisory Value Equity Fund (Institutional and A Shares), Brown Advisory Growth Equity Fund
          (Institutional and A Shares), Brown Advisory International Fund (Institutional and A Shares), and Brown Advisory Maryland Bond Fund (Institutional and A Shares) (Exhibit incorporated by reference as filed as Exhibit (n)(4) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

(p)(1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

   (2) Code of Ethics adopted by Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

   (3) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

   (4) Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (5) Code of Ethics adopted by Forum Fund Services, LLC and Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

   (6) Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (7) Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-00-000185).

   (8) Code of Ethics adopted by Shaker Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 93 via EDGAR on April 19, 2001, accession number 0001004402-01-500021).

   (9) Code of Ethics adopted by Adams, Harkness & Hill, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 90 via EDGAR on March 28, 2001, accession number 0001004402-01-000099).

   (10) Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 98 via EDGAR on June 28, 2001, accession number 0001004402-01-500127).

   (11) Code of Ethics adopted by King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(15) in post-effective amendment No. 103 via EDGAR on September 28, 2001, accession number 0001004402-01500238).

   (12) Code of Ethics adopted by Philadelphia International Advisors, LP (Exhibit incorporated by reference as filed as Exhibit (p)(16) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

   (13) Code of Ethics adopted by Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 132 via EDGAR on September 26, 2003, accession number 0001004402-03-000501).

Other Exhibits:

(A) Powers of Attorney for James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

(B) Power of Attorney for John Y. Keffer, Trustee of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

(C)       Powers  of  Attorney  for  John Y.  Keffer,  James  C.  Cheng,  Costas
          Azariadis and J. Michael Parish, Trustees of Core Trust (Delaware) (Exhibit incorporated by reference as filed as Other Exhibits in the Registration Statement of Monarch Funds on Form N-14 via EDGAR on March 24, 2003, accession number 0001004402-03-000242).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None

ITEM 25.  INDEMNIFICATION

          In accordance  with Section 3803 of the Delaware  Business  Trust Act,
          Section 10.02 of Registrant's Trust Instrument provides as follows:

          10.02. INDEMNIFICATION

          (a) Subject to the exceptions and limitations contained in Section (b) below:

               (i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

               (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b) No  indemnification  shall  be  provided  hereunder  to a  Covered
          Person:

               (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

               (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                    (A) By the court or other body approving the settlement;

                    (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

                    (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

          (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

          (e) Conditional advancing of indemnification monies under this Section
          5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

          (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

          With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc.; Bainbridge Capital Management, LLC ; Forum Investment Advisers, LLC ; H.M. Payson & Co.; and King Investment Advisors, Inc. include language similar to the following:

          "SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

          With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Adams, Harkness & Hill, Inc.; Brown Investment Advisory Incorporated; D.F. Dent and Company, Inc.; Mastrapasqua & Associates; Polaris Capital Management, Inc.; and Shaker Investments, LLC provide similarly as follows:

          "SECTION 5. STANDARD OF CARE. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

          With  respect  to  indemnification  of the  underwriter  of the Trust,
          Section 8 of the Distribution Agreement provides:

          (a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon (i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement; (ii) any material breach by the Trust of its representations an warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

          After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

          (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten
          (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

          (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

          (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

          (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

          (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
          (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

          (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

          (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

          (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

          (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

          (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)       Forum Investment Advisors, LLC

          The description of Forum Investment Advisors, LLC contained in Parts A and B of this Post-Effective Amendment is incorporated by reference herein.

          The description of Forum Investment Advisors, LLC ("FIA") (investment adviser to Treasury Cash Fund, Government Cash Fund and Cash Fund) contained in Parts A and B of Post-Effective Amendment No. 123 (accession number 0001004402-02-000560) to the Trust's Registration Statement, is incorporated by reference herein.

          The description of FIA (investment adviser to Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund) contained in Parts A and B of Post-Effective Amendment No. 131 (accession number 0001004402-03-000446) to the Trust's Registration Statement, is incorporated by reference herein. The following are the members of FIA including their business connections, which are of a substantial nature.

                           Forum Trust, LLC, Member

          Forum Trust, LLC is controlled indirectly by John Y. Keffer, Chairman and President of the Registrant. The controlling member of Forum Trust, LLC. Mr. Keffer is Director and President of Forum Trust, LLC and Director of Forum Financial Group, LLC ("Forum"). Mr. Keffer is also a trustee and/or officer of various registered investment companies for which the various operating subsidiaries of Forum provide services.

          The following chart reflects the officers of FIA including their business connections that are of a substantial nature. The address of Forum Investment Advisors, LLC and its affiliates including Forum is Two Portland Square, Portland, Maine 04101. Each officer may serve as an officer of various registered investment companies for which Forum provides services.

         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         David I. Goldstein                   Secretary                           FIA
                                              ................................... ...................................
                                              Secretary                           Forum
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Charles F. Johnson                   Director and Treasurer              FIA
                                              ................................... ...................................
                                              Director                            Forum Trust, LLC
                                              ................................... ...................................
                                              Treasurer                           Forum
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Marc D. Keffer                       Assistant Secretary                 FIA
                                              ................................... ...................................
                                              Assistant Secretary                 Forum
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Ben Niles                            Vice President                      FIA
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Fred Skillin                         Assistant Treasurer                 FIA
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies


                                       10


(b)       H.M. Payson & Co.

          The  description of H.M.  Payson & Co.  (investment  adviser to Payson
          Value Fund and Payson  Balanced  Fund)  contained  in Parts A and B of
          Post-Effective     Amendment     No.     131     (accession     number
          0001004402-03-000446)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The following chart reflects the directors and officers of H.M. Payson
          &  Co.,  including  their  business   connections,   which  are  of  a
          substantial  nature.  The address of H.M. Payson & Co. is One Portland
          Square, Portland, Maine 04101.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         John C. Downing                      Managing Director, Treasurer         H.M. Payson & Co.
         .................................... .................................... ..................................
         Thomas M. Pierce                     Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         Peter E. Robbins                     Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         John H. Walker                       Managing Director, President         H.M. Payson & Co.
         .................................... .................................... ..................................
         Teresa M. Esposito                   Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         John C. Knox                         Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         Harold J. Dixon                      Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         Michael R. Currie                    Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         William O. Hall, III                 Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         William N. Weickert                  Managing Director                    H.M. Payson & Co.

(c)       Austin Investment Management, Inc.

          The  description  of Austin  Investment  Management,  Inc.  ("Austin")
          (investment adviser to Austin Global Equity Fund) contained in Parts A
          and  B  of   Post-Effective   Amendment  No.  131  (accession   number
          0001004402-03-000446)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The following chart reflects the director and officer of Austin, including his business connections, which are of a substantial nature.
          The address of Austin is 375 Park Avenue, New York, New York 10152

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Peter Vlachos                        Director, President, Treasurer,      Austin
                                              Secretary

(d)       Brown Investment Advisory Incorporated

          The   description   of   Brown   Investment   Advisory    Incorporated
          ("Brown")(investment adviser to Brown Advisory Intermediate Bond Fund)
          contained  in  Parts  A  and  B of  Post-Effective  amendment  No  129
          (accession number  0001004402-03-000293)  to the Trust's  Registration
          Statement, is incorporated by reference herein.

          The  description  of  Brown  (investment  adviser  to  Brown  Advisory
          Small-Cap Growth Fund and Brown Advisory Growth Equity Fund) contained in Parts A and B of Post-Effective amendment 135 (accession number
          0001004402-03-000508) to the Trust's Registration Statement, are incorporated by reference herein.

          The  description  of  Brown  (investment  adviser  to  Brown  Advisory
          Maryland Bond Fund) contained in Parts A and B of Post-Effective amendment 135 (accession number 0001004402-03-000508) to the Trust's
          Registration Statement, is incorporated by reference herein.

          The  description  of  Brown  (investment  adviser  to  Brown  Advisory
          International Fund) contained in Parts A and B of Post-Effective amendment No. 125 (accession number 0001004402-03-000044) to the Trust's Registration Statement, is incorporated by reference herein.

          The description of Brown  (investment  advisor to Brown Advisory Value
          Equity Fund)  contained in Parts A and B of  Post-Effective  amendment
          No.  126  (accession  number   0001004402-03-000047)  to  the  Trust's
          Registration Statement, is incorporated by reference herein.

          The  description  of  Brown  (investment  advisor  to  Brown  Advisory
          Small-Cap Value Fund) contained in Parts A and B of Post-Effective amendment No. 136 (accession number 0001004402-03-000539) to the Trust's Registration Statement, is incorporated by reference herein.


                                       11



          The  description of Brown  (investment  advisor to Brown Advisory Real
          Estate Fund) contained in Parts A and B of this Post-Effective amendment to the Trust's Registration Statement, is incorporated by reference herein.


          The following chart reflects the directors and officers of Brown, including their business connections, which are of a substantial nature. The address of Brown, Brown Investment Advisory & Trust
          Company and Brown Capital Holdings,  Inc. is 901 S. Bond Street, Suite
          400, Baltimore, Maryland 21231 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Michael D. Hankin                    President                            Brown
                                              .................................... ..................................
                                              Director and Chief Executive         Brown Investment Advisory and
                                              Officer, Trustee                     Trust Company
                                              .................................... ..................................
                                              President and Chief Executive        Brown Capital Holdings, Inc.
                                              Officer
                                              .................................... ..................................
                                              President                            Maryland Zoological Society
                                                                                   Baltimore 200
                                                                                   Druid Hill Park
                                                                                   Baltimore, MD 21210
                                              .................................... ..................................
                                              Trustee                              The Valleys Planning Council
                                                                                   212 Washington Avenue
                                                                                   P.O. Box 5402
                                                                                   Towson, MD 21285-5402
          .................................... .................................... ..................................
         David M. Churchill                   Treasurer                            Brown
                                              .................................... ..................................
                                              Treasurer and Chief Financial        Brown Investment Advisory and
                                              Officer                              Trust Company
                                              .................................... ..................................
                                              Treasurer and Chief Financial        Brown Capital Holdings, Inc.
                                              Officer
         .................................... .................................... ..................................
         Edward K. Dunn III                   Secretary                            Brown
                                              .................................... ..................................
                                              Secretary                            Brown Investment Advisory and
                                                                                   Trust Company

(e)       Polaris Capital Management, Inc.

          The    description    of    Polaris    Capital    Management,     Inc.
          ("Polaris")(investment adviser to Polaris Global Value Fund) contained in Parts A and B of Post-Effective  amendment No 129 (accession number
          0001004402-03-000293)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The  following  chart  reflects the directors and officers of Polaris, including  their  business  connections,  which  are of a  substantial
          nature.  The  address  of  Polaris  is  125  Summer  Street,   Boston,
          Massachusetts  02110  and,  unless  otherwise  indicated  below,  that address is the  principal  business  address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Bernard R. Horn, Jr.                 President, Portfolio Manager         Polaris
         .................................... .................................... ..................................
         Edward E. Wendell, Jr.               Treasurer                            Polaris
                                              .................................... ..................................
                                              President                            Boston Investor Services, Inc.

(f)       Mastrapasqua & Associates, Inc.

          The  description of Mastrapasqua & Associates,  Inc.  ("Mastrapasqua")
          (investment  adviser to  Mastrapasqua  Growth Value Fund) contained in
          Parts  A and  B of  Post-Effective  amendment  135  (accession  number
          0001004402-03-000508)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.


                                       12


          The   following   chart   reflects  the   directors  and  officers  of
          Mastrapasqua,  including  their business  connections,  which are of a substantial  nature. The address of Mastrapasqua is 814 Church Street,
          Suite 600, Nashville, Tennessee, 37203 and, unless otherwise indicated
          below,  that address is the principal  business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Frank Mastrapasqua                   Chairman, CEO and Portfolio Manager  Mastrapasqua
         .................................... .................................... ..................................
         Thomas A. Trantum                    President, Portfolio Manager and     Mastrapasqua
                                              Security Analyst
         .................................... .................................... ..................................
         Mauro M. Mastrapasqua                First Vice President-E Commerce      Mastrapasqua
                                              and Strategy Associate Portfolio
                                              Manager

(g)       Shaker Investments, LLC

          The description of Shaker Investments, L. L. C. ("Shaker") (investment adviser for Shaker Fund) contained in Parts A and B of Post-Effective
          Amendment  No.  131  (accession  number  0001004402-03-000446)  to the
          Trust's Registration Statement, is incorporated by reference herein.

          The following chart reflects the directors and officers of Shaker, including their business connections, which are of a substantial nature. The address of Shaker is 2000 Auburn Drive, Suite 300,
          Cleveland, Ohio 44122 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Edward Paul Hemmelgarn               President, Chief Investment       Shaker
                                              Officer and Director
         .................................... ................................. .....................................
         David Rogers Webb                    Executive Vice President and      Shaker
                                              Director
         .................................... ................................. .....................................
         Adam Sanders Solomon                 Chairman of the Board and         Shaker
                                              Director

(h)       Adams, Harkness & Hill, Inc.

          The description of Adams,  Harkness & Hill, Inc.  ("AHH")  (investment adviser for Winslow  Green Growth Fund)  contained in Parts A and B of
          Post-Effective      amendment     No     129     (accession     number
          0001004402-03-000293)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The following chart reflects the directors and officers of AHH, including their business connections, which are of a substantial nature. The address of AHH is 60 State Street, Boston, Massachusetts
          02104 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         John W Adams                         Chairman and Chief Executive        AHH
                                              Officer
         .................................... ................................... ...................................
         Steven B. Frankel                    Managing Director                   AHH
         .................................... ................................... ...................................
         Sharon Lewis                         Managing Director                   AHH
         .................................... ................................... ...................................
         Timothy J. McMahon                   Managing Director                   AHH
         .................................... ................................... ...................................
         Theodore L. Stebbins                 Managing Director                   AHH
         .................................... ................................... ...................................
         Greg Benning                         Managing Director                   AHH
         .................................... ................................... ...................................
         Greg Brown                           Managing Director                   AHH
         .................................... ................................... ...................................
         Lawrence F. Calahan, II              Managing Director                   AHH
         .................................... ................................... ...................................
         Cynthia A. Cycon                     Managing Director                   AHH
         .................................... ................................... ...................................
         Francis J. Dailey                    Managing Director                   AHH
         .................................... ................................... ...................................
         Rick Franco                          Managing Director                   AHH
         .................................... ................................... ...................................
         Joseph W. Hammer                     Managing Director                   AHH
         .................................... ................................... ...................................
         James Kedersha                       Managing Director                   AHH
         .................................... ................................... ...................................


                                       13


         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         Russell W. Landon                    Managing Director                   AHH
         .................................... ................................... ...................................
         Benjamin A. Marsh                    Managing Director                   AHH
         .................................... ................................... ...................................
         Paul M. Mazzarella                   Managing Director                   AHH
         .................................... ................................... ...................................
         Danny McDonald                       Managing Director                   AHH
         .................................... ................................... ...................................
         James O'Hare                         Managing Director                   AHH
         .................................... ................................... ...................................
         Matthew W. Patsky                    Managing Director                   AHH
         .................................... ................................... ...................................
         Joseph Ranieri                       Managing Director                   AHH
         .................................... ................................... ...................................
         Ronald D. Ree                        Managing Director                   AHH
         .................................... ................................... ...................................
         Jack Robinson                        Managing Director                   AHH
         .................................... ................................... ...................................
         Christopher Sands                    Managing Director                   AHH
         .................................... ................................... ...................................
         Jamie Simms                          Managing Director                   AHH
         .................................... ................................... ...................................
         John Tesoro                          Managing Director                   AHH
         .................................... ................................... ...................................
         Harry E. Wells III                   Managing Director and Clerk         AHH
         .................................... ................................... ...................................
         Carol Werther                        Managing Director                   AHH
         .................................... ................................... ...................................
         Deborah Widener                      Managing Director                   AHH
         .................................... ................................... ...................................
         Sam Wilkins III                      Managing Director                   AHH
         .................................... ................................... ...................................
         Frederick L. Wolf                    Managing Director                   AHH
         .................................... ................................... ...................................
         Allyn C. Woodward Jr.                President and Managing Director     AHH
         .................................... ................................... ...................................
         Stephen Zak                          Managing Director, CFO and          AHH
                                              Treasurer
         .................................... ................................... ...................................
         J. Eric Anderson                     Principal                           AHH
         .................................... ................................... ...................................
         Nancy R. Atcheson                    Principal                           AHH
         .................................... ................................... ...................................
         Barry Bocklett                       Principal                           AHH
         .................................... ................................... ...................................
         Susan Braverman-Lione                Principal                           AHH
         .................................... ................................... ...................................
         Blaine Carroll                       Principal                           AHH
         .................................... ................................... ...................................
         Thomas C. Cochran III                Principal                           AHH
         .................................... ................................... ...................................
         Mike Comerford                       Principal                           AHH
         .................................... ................................... ...................................
         James Corscadden                     Principal                           AHH
         .................................... ................................... ...................................
         Gordon Cromwell                      Principal                           AHH
         .................................... ................................... ...................................
         Vernon Essi                          Principal                           AHH
         .................................... ................................... ...................................
         Rick Faust                           Principal                           AHH
         .................................... ................................... ...................................
         Elizabeth T. Harbison                Principal                           AHH
         .................................... ................................... ...................................
         Robert H. Johnson                    Principal                           AHH
         .................................... ................................... ...................................
         Chris Leger                          Principal                           AHH
         .................................... ................................... ...................................
         Jeff McCloskey                       Principal                           AHH
         .................................... ................................... ...................................
         John F. Murphy                       Principal                           AHH
         .................................... ................................... ...................................
         Bridget O'Brien                      Principal                           AHH
         .................................... ................................... ...................................
         Ben Z. Rose                          Principal                           AHH
         .................................... ................................... ...................................
         Robert Sheppard                      Principal                           AHH
         .................................... ................................... ...................................
         Howard Silfen                        Principal                           AHH
         .................................... ................................... ...................................
         Gordon L. Szerlip                    Principal                           AHH
         .................................... ................................... ...................................
         David Thibodeau                      Principal                           AHH
         .................................... ................................... ...................................
         Charles Trafton                      Principal                           AHH
         .................................... ................................... ...................................
         Mark E. Young                        Principal                           AHH
         .................................... ................................... ...................................
         Alexandra Adams                      Vice President                      AHH
         .................................... ................................... ...................................
         Alexander Arnold                     Vice President                      AHH
         .................................... ................................... ...................................
         Greg Beloff                          Vice President                      AHH
         .................................... ................................... ...................................
         Joe Bruno                            Vice President                      AHH
         .................................... ................................... ...................................
         Jerry Buote                          Vice President                      AHH
         .................................... ................................... ...................................
         Joe Buttarazzi                       Vice President                      AHH
         .................................... ................................... ...................................
         Peter Cahill                         Vice President                      AHH
         .................................... ................................... ...................................
         Sarah Cannon                         Vice President                      AHH
         .................................... ................................... ...................................
         Joe Ciardi                           Vice President                      AHH
         .................................... ................................... ...................................


                                       14


         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         Ben Conway                           Vice President                      AHH
         .................................... ................................... ...................................
         Dan Coyne                            Vice President                      AHH
         .................................... ................................... ...................................
         Matthew Epstein                      Vice President                      AHH
         .................................... ................................... ...................................
         Frank Gaul                           Vice President                      AHH
         .................................... ................................... ...................................
         James Jasinski                       Vice President                      AHH
         .................................... ................................... ...................................
         Michael Landry                       Vice President                      AHH
         .................................... ................................... ...................................
         Tim Leland                           Vice President                      AHH
         .................................... ................................... ...................................
         Jeff Liguori                         Vice President                      AHH
         .................................... ................................... ...................................
         Michael Moses                        Vice President                      AHH
         .................................... ................................... ...................................
         Cindy Mulica                         Vice President                      AHH
         .................................... ................................... ...................................
         Sandra Notardonato                   Vice President                      AHH
         .................................... ................................... ...................................
         Channing Page                        Vice President                      AHH
         .................................... ................................... ...................................
         Lynn Pieper                          Vice President                      AHH
         .................................... ................................... ...................................
         Andrew Pojani                        Vice President                      AHH
         .................................... ................................... ...................................
         Ryan Rauch                           Vice President                      AHH
         .................................... ................................... ...................................
         Felicia Reed                         Vice President                      AHH
         .................................... ................................... ...................................
         Laura Richardson                     Vice President                      AHH
         .................................... ................................... ...................................
         Marvin Ritchie                       Vice President                      AHH
         .................................... ................................... ...................................
         Patrick Sherbrooke                   Vice President                      AHH
         .................................... ................................... ...................................
         Jeffrey Sihpol                       Vice President                      AHH
         .................................... ................................... ...................................
         Jonathan Skinner                     Vice President                      AHH
         .................................... ................................... ...................................
         Amalia Spera                         Vice President                      AHH
         .................................... ................................... ...................................
         Jennifer St. Germain                 Vice President                      AHH
         .................................... ................................... ...................................
         Curtis Thom                          Vice President                      AHH
         .................................... ................................... ...................................
         Lisa Thors                           Vice President                      AHH
         .................................... ................................... ...................................
         Katie Tiger                          Vice President                      AHH
         .................................... ................................... ...................................
         Scott Van Winkle                     Vice President                      AHH
         .................................... ................................... ...................................
         Tim Vetrano                          Vice President                      AHH
         .................................... ................................... ...................................
         Kevin Wagner                         Vice President                      AHH
         .................................... ................................... ...................................
         Rebecca Warsofsky                    Vice President                      AHH

(i)       D.F. Dent and Company, Inc.

          The  description  of  D.F.  Dent  and  Company,   Inc.  ("D.F.  Dent")
          (investment  adviser for DF Dent  Premier  Growth  Fund)  contained in
          Parts A and B of  Post-Effective  amendment No. 137 (accession  number
          0001004402-03-000559)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The following chart reflects the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature. The address of D.F. Dent is 2 East Read Street, Baltimore,
          Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Daniel F. Dent                       President and Treasurer              D.F. Dent
         .................................... .................................... ..................................
         Sutherland C. Ellwood                Vice President                       D.F. Dent
         .................................... .................................... ..................................
         Thomas F. O'Neil                     Vice President and Secretary         D.F. Dent
         .................................... .................................... ..................................
         Linda W. McCleary                    Vice President                       D.F. Dent

(j)       King Investment Advisors, Inc.

          The description of King Investment Advisors, Inc. ("King") (investment adviser to Fountainhead Special Value Fund) contained in Parts A and B
          of    Post-Effective    amendment    No.   128    (accession    number
          0001004402-03-000152)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The following chart reflects the directors and officers of King, including their business connections, which are of a substantial nature. The address of King is 1980 Post Oak Boulevard, Suite 2400,
          Houston, Texas 77056-3898 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.


                                       15


         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Roger E. King                        Chairman and President               King
         .................................... .................................... ..................................
         John R. Servis                       Director                             King
                                              .................................... ..................................
                                              Owner, Commercial Real Estate        John R. Servis Properties
                                                                                   602 Hallie, Houston, TX  77024
         .................................... .................................... ..................................
         Pat H. Swanson                       Compliance Officer                   King
         .................................... .................................... ..................................
         Jane D. Lightfoot                    Secretary/Treasurer                  King

(k)       Bainbridge Capital Management, LLC

          The  description  of  Bainbridge  Capital  Management,   LLC,  ("BCM")
          (investment  adviser to Investors  Bond Fund and  TaxSaver  Bond Fund)
          contained  in  Parts  A  and B of  Post-Effective  Amendment  No.  131
          (accession number  0001004402-03-000446)  to the Trust's  Registration
          Statement, is incorporated by reference herein.

          The following chart reflects the directors and officers of BCM, including their business connections, which are of a substantial nature. The address of BCM is Two Portland Square, Portland, ME 04101 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ...................................
         John Y. Keffer                       Chairman, President                  BCM
                                              .................................... ...................................
                                              Member and Director                  Forum
         .................................... .................................... ...................................
         Jeffrey A. Maffett                   Director/Senior Vice President       BCM
                                              .................................... ...................................
                                              President                            Colonial Banc Corporation
                                                                                   110 West Main Street
                                                                                   Eaton, Ohio 45320
         .................................... .................................... ...................................
         Richard J. Berthy                    Director                             BCM
                                              .................................... ...................................
                                              President, Chief Executive Officer   ConSELLtant Group Corporation
                                                                                   Two Prestige Place, Suite 340
                                                                                   Dayton, Ohio 45342
         .................................... .................................... ...................................
         Richard Baker                        Director                             BCM
                                              .................................... ...................................
                                              Chairman                             Ohio Heritage Bancorp, Inc.
                                                                                   200 Main Street
                                                                                   Coshocton, Ohio 43812
         .................................... .................................... ...................................
         Les C. Berthy                        Director, Vice President and         BCM
                                              Senior Portfolio Manager
                                              .................................... ...................................
                                              Portfolio Manager                    Forum Investment Advisors, LLC
         .................................... .................................... ...................................
         Carl Bright                          Vice President                       BCM
                                              .................................... ...................................
                                              Regional Sales Manager               Forum
         .................................... .................................... ...................................
         Charles F. Johnson                   Treasurer                            BCM
                                              .................................... ...................................
                                              Director and Treasurer               Forum Investment Advisors, LLC
                                              .................................... ...................................
                                              Director                             Forum Trust, LLC
                                              .................................... ...................................
                                              Treasurer                            Forum
                                              .................................... ...................................
                                              Officer                              Other Forum affiliated companies
         .................................... .................................... ...................................
         David I. Goldstein                   Secretary                            BCM
                                              .................................... ...................................
                                              Secretary                            Forum Investment Advisors, LLC
                                              .................................... ...................................
                                              Secretary                            Forum
                                              .................................... ...................................
                                              Officer                              Other Forum affiliated companies
         .................................... .................................... ...................................
         Dana A. Lukens                       Assistant Secretary                  BCM
                                              .................................... ...................................
                                              General Counsel                      Forum
         .................................... .................................... ...................................
         Frederick Skillin                    Assistant Treasurer                  BCM
                                              .................................... ...................................
                                              Assistant Treasurer                  Forum Investment Advisors, LLC
                                              .................................... ...................................
                                              Officer                              Other Forum affiliated companies
         .................................... .................................... ...................................
         Nanette K. Chern                     Chief Compliance Officer             BCM
                                              .................................... ...................................
                                              Chief Compliance Officer             Forum


                                       16


(l)       Philadelphia International Advisors, LP

          The description of Philadelphia  International  Advisors,  LP, ("PIA")
          (Sub-Advisor to Brown Advisory  International Fund) contained in Parts
          A  and  B  of  Post-Effective  amendment  No.  125  (accession  number
          0001004402-03-000044)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The following chart reflects the directors and officers of PIA, including their business connections, which are of a substantial nature. The address of PIA is One Liberty Place, 1650 Market Street,
          Philadelphia, PA 19103 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ...................................
         Andrew B. Williams, CFA              Chief Investment Officer and         PIA
                                              Lead Portfolio Manager
                                              .................................... ...................................
                                              Treasurer                            Treasurer, Germantown Friends'
                                                                                   School
                                                                                   31 West Coulter Street
                                                                                   Philadelphia, PA 19144
         .................................... .................................... ...................................
         Robert C. Benthem de Grave           Portfolio Manager                    PIA
         .................................... .................................... ...................................
         Frederick B. Herman, III, CFA        Portfolio Manager                    PIA
                                              .................................... ...................................
                                              Board Member                         Japan America Society of Greater
                                                                                   Philadelphia
                                                                                   200 South Broad Street, Suite 700
                                                                                   Philadelphia, PA 19102
         .................................... .................................... ...................................
         Peter W. O'Hara, CFA                 Portfolio Manager                    PIA
         .................................... .................................... ...................................
         Christopher S. Delpi, CFA            Director of Research                 PIA
         .................................... .................................... ...................................
         James S. Lobb                        Managing Director of Sales &         PIA
                                              Service
                                              .................................... ...................................
                                              Board Member                         Riddle Memorial Hospital
                                                                                   1068 West Baltimore Pike
                                                                                   Media, PA 19063
         .................................... .................................... ...................................
         Jane A. Webster                      Director of Sales                    PIA
         .................................... .................................... ...................................
         Kent E. Weaver, Jr.                  Director of Client Service           PIA
         .................................... .................................... ...................................
         Mary T. Evans                        Director of Portfolio                PIA
                                              Administration

(m)       Cardinal Capital Management, L.L.C.

          The description of Cardinal  Capital  Management,  L.L.C.  ("Cardinal)
          (Sub-Advisor  to Brown  Advisory  Small-Cap  Value Fund)  contained in
          Parts A and B of  Post-Effective  amendment No. 132 (accession  number
          0001004402-03-000501)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The following chart reflects the directors and officers of Cardinal, including their business connections, which are of a substantial nature. The address of Cardinal is One Fawcett Place, Greenwich,
          Connecticut 068330 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ...................................
         Amy K. Minella                       Partner                              Cardinal
         .................................... .................................... ...................................
         Eugene Fox                           Partner                              Cardinal
         .................................... .................................... ...................................
         Robert B. Kirkpatrick                Partner                              Cardinal
         .................................... .................................... ...................................
         Thomas J. Spelman                    Managing Director/Chief Financial    Cardinal
                                              Officer


                                       17


ITEM 27.  PRINCIPAL UNDERWRITERS

(a)       Forum  Fund  Services,  LLC,  Registrant's   underwriter,   serves  as
          underwriter for the following  investment  companies  registered under the Investment Company Act of 1940, as amended:

          Century Capital Management Trust               ICM Series Trust
          The Cutler Trust                               Monarch Funds
          Forum Funds                                    Sound Shore Fund, Inc.
          Henderson Global Funds

(b) The following officers of Forum Fund Services, LLC, the Registrant's underwriter, hold the following positions with the Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

         Name                                      Position with Underwriter           Position with Registrant
         .....................................                                    ...................................
         John Y. Keffer                        Director                           Chairman, President
         ..................................... .................................. ...................................
         Stacey E. Hong                        Treasurer                          Treasurer

(c)       Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

          Not Applicable.

ITEM 30.  UNDERTAKINGS

          None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Portland, and State of Maine on December 5, 2003.


                                        FORUM FUNDS


                                        By:/S/ DAVID I. GOLDSTEIN
                                           -------------------------------------
                                                 David I. Goldstein, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on December 5, 2003.


(a)      Principal Executive Officer

         /S/ DAVID I. GOLDSTEIN
         --------------------------------------------
         David I. Goldstein
         President

(b)      Principal Financial Officer

         /S/ STACEY E. HONG
         --------------------------------------------
         Stacey E. Hong
         Treasurer

(c)      A majority of the Trustees

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer
         Trustee

         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

         By:/S/ JOHN Y. KEFFER
            -----------------------------------------
         John Y. Keffer
         Attorney in fact*

*Pursuant to powers of attorney previously filed as Other Exhibits (A) to this Registration Statement.

                                INDEX TO EXHIBITS


(d)(5)    Investment   Advisory  Agreement  between  the  Registrant  and  Brown
          Investment Advisory Incorporated regarding Brown Advisory Real Estate Fund dated May 1, 2001, as amended August 28, 2003.